UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 4.5%
Diversified Financial Services - 4.5%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,030,594
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/2016	2,500,000	2,544,923
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	755,000	763,779
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/2040(1)	4,057,904	4,097,878
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	5,000,000	5,392,940
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.62% due 03/11/2039(1)	3,870,000	4,398,561
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(1)	4,700,000	5,267,027
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	1,075,901
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(1)	4,500,000	5,135,135
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	3,093,850	3,363,312
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1 1.32% due 09/15/2015	1,440,000	1,452,326
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,543,171
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/2028*	117,976	118,673
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	5,237,384
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/2015	2,505,000	2,534,541
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	4,650,000	5,165,992

Total Asset Backed Securities
(cost $48,430,773)		52,122,137

U.S. CORPORATE BONDS & NOTES - 13.9%

Airlines - 0.2%

Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/2022	2,264,869	2,564,964

Auto-Cars/Light Trucks - 0.4%

Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,124,476

Banks-Super Regional - 0.8%

US Bancorp Senior Sub. Debentures 7.50% due 06/01/2026	400,000	507,868
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	3,000,000	3,224,625
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,992,950

		9,725,443

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,663,229

Computers - 0.4%

Hewlett-Packard Co. Senior Notes 4.30% due 06/01/2021	4,000,000	4,078,996

Diversified Banking Institutions - 3.3%

Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,615,151
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	4,994,924
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	5,335,000	6,277,396
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,551,451
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	386,058
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,668,716
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,541,813
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,284,376
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	4,495,000	4,823,162
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,255,496

Morgan Stanley Senior Notes 5.45% due 01/09/2017	5,300,000	5,780,190

		38,178,733

Diversified Financial Services - 1.1%

General Electric Capital Corp. Senior Notes 4.38% due 09/16/2020	6,000,000	6,616,836
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	5,000,000	6,405,120

		13,021,956

E-Commerce/Products - 0.1%

eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,105,000	1,112,732

Finance-Investment Banker/Broker - 0.4%

Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/2013	4,900,000	4,974,872

Finance-Other Services - 0.5%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,367,640

Insurance-Life/Health - 0.5%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,274,400

Insurance-Multi-line - 0.5%

MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,364,215
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,147,412

		5,511,627

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	2,500,000	3,138,727

Medical-Drugs - 0.3%

Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	3,185,005

Medical-HMO - 0.1%

Kaiser Foundation Hospitals Senior Notes 3.50% due 04/01/2022	386,000	408,820
Kaiser Foundation Hospitals Senior Notes 4.88% due 04/01/2042	730,000	830,934

		1,239,754

Retail-Discount - 0.5%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,617,065

Schools - 1.1%

President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,830,850
Stanford University Debentures 6.88% due 02/01/2024	5,000,000	6,978,650

		12,809,500

Sovereign Agency - 0.8%

Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	9,055,054

Special Purpose Entity - 0.4%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	3,144,250	4,103,676

Telecom Services - 0.0%

BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	430,000	539,586

Telephone-Integrated - 1.2%

AT&T, Inc. Senior Notes 6.45% due 06/15/2034	3,040,000	3,963,105
AT&T, Inc. Senior Notes 6.80% due 05/15/2036	950,000	1,288,578
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	4,865,000	5,881,085
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	1,830,000	2,018,907
Verizon Communications, Inc. Senior Notes 4.75% due 11/01/2041	660,000	758,801

		13,910,476

Transport-Services - 0.9%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/2022	2,952,441	3,542,930
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,960,760

		10,503,690

Total U.S. CORPORATE BONDS & NOTES
(cost $140,900,055)		161,701,601

FOREIGN CORPORATE BONDS & NOTES - 4.8%
Banks-Commercial - 1.6%

Barclays Bank PLC Senior Notes 2.38% due 01/13/2014	1,400,000	1,422,756
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,573,586
ING Bank NV Notes 3.75% due 03/07/2017*	5,300,000	5,584,636
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,725,144
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,665,319
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,486,690

		18,458,131

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	654,356
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	549,697

		1,204,053

Diversified Banking Institutions - 0.9%

HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,244,584
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	3,200,000	4,208,246
UBS AG Senior Notes 2.25% due 01/28/2014	5,000,000	5,079,045

		10,531,875

Diversified Manufacturing Operations - 0.5%

Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,566,003

Electric-Distribution - 0.4%

Hydro-Quebec Local Government Guar. Series HY 8.40% due 01/15/2022	3,000,000	4,326,045

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,562,972

Finance-Investment Banker/Broker - 0.3%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,332,625

Medical-Drugs - 0.2%

GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,604,388

Oil Companies-Integrated - 0.7%

BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,282,291
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/2015	3,000,000	3,206,769
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	3,074,489

		7,563,549

Total Foreign Corporate Bonds & Notes
(cost $48,865,452)		55,149,641

FOREIGN GOVERNMENT AGENCIES - 0.2%
Sovereign - 0.2%

AID-Egypt Government Guar. Notes 4.45% due 09/15/2015 (cost $2,718,375)	2,500,000	2,791,925

MUNICIPAL BONDS & NOTES - 3.1%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	4,950,000	6,113,002
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/2049	2,400,000	3,377,736
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,843,568
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/2014	2,500,000	2,577,400
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,659,498
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,680,339
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/2028	2,800,000	3,314,724
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,181,351
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,241,207

State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	3,023,850
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,638,225
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,275,087

Total Municipal Bonds & Notes
(cost $29,479,560)		35,925,987

U.S. GOVERNMENT AGENCIES - 51.4%
Federal Home Loan Bank - 1.2%

5.13% due 08/14/2013	13,000,000	13,560,547

Federal Home Loan Mtg. Corp. - 27.3%

2.50% due October TBA	2,000,000	2,100,312
3.00% due October TBA	8,500,000	8,970,235
3.50% due October TBA	19,000,000	20,218,593
4.00% due October TBA	12,000,000	12,898,126
4.00% due 09/01/2026	3,363,187	3,580,443
4.00% due 12/01/2040	17,541,729	18,876,351
4.50% due 02/01/2039	16,163,836	17,477,080
4.50% due 03/01/2039	3,402,087	3,659,673
5.00% due 12/01/2026	467,180	511,353
5.00% due 02/01/2028	303,250	328,424
5.00% due 01/01/2030	45,541	49,648
5.00% due 02/01/2030	13,607,748	14,775,341
5.00% due 06/01/2033	55,654	60,641
5.00% due 11/01/2033	1,411,063	1,544,043
5.00% due 06/01/2034	75,169	81,689
5.00% due 11/01/2034	82,123	89,268
5.00% due 07/01/2035	800,947	878,914
5.00% due 11/01/2035	34,905	38,876
5.00% due 12/01/2035	160,910	175,169
5.00% due 03/01/2036	462,383	502,419
5.00% due 06/01/2036	745,958	811,936
5.00% due 07/01/2036	82,073	89,180
5.00% due 08/01/2036	60,363	65,590
5.00% due 01/01/2037	715,989	779,437
5.00% due 03/01/2037	732,614	794,330
5.00% due 04/01/2037	965,939	1,047,312
5.00% due 06/01/2037	58,316	63,228
5.00% due 07/01/2037	103,476	112,193
5.00% due 01/01/2038	1,333,559	1,445,900
5.00% due 02/01/2038	2,956,416	3,218,402
5.00% due 03/01/2038	60,129,152	65,335,423
5.00% due 05/01/2038	158,688	172,056
5.00% due 06/01/2038	126,135	136,761
5.00% due 07/01/2038	652,749	707,738
5.00% due 09/01/2038	7,121	7,721
5.00% due 02/01/2039	29,100	31,551
5.00% due 10/01/2039	42,296	45,859
5.00% due 02/01/2040	144,805	157,004
5.00% due 04/01/2040	734,574	802,882
5.00% due 06/01/2040	4,089,263	4,469,528
5.00% due 07/01/2040	30,274	33,089
5.00% due 08/01/2040	4,977,059	5,439,880
5.00% due 04/01/2041	38,108	41,700
5.00% due 05/01/2041	3,919,968	4,289,390
5.00% due 06/01/2041	687,260	754,390
5.00% due 07/01/2041	14,980,609	16,476,664
5.50% due 03/01/2023	62,858	69,051
5.50% due 03/01/2027	189,472	207,134
5.50% due 04/01/2027	130,014	142,134
5.50% due 05/01/2027	1,042,350	1,139,512
5.50% due 11/01/2027	333,654	364,547
5.50% due 06/01/2028	237,104	259,057
5.50% due 02/01/2034	444,339	488,674
5.50% due 06/01/2035	44,580	48,861
5.50% due 12/01/2035	375,202	411,231
5.50% due 07/01/2036	219,823	240,176
5.50% due 10/01/2036	2,933,837	3,205,479
5.50% due 12/01/2036	10,825	11,827
5.50% due 12/01/2037	405,734	442,540
5.50% due 01/01/2038	7,915,147	8,633,163
5.50% due 02/01/2038	10,153,751	11,074,841
5.50% due 03/01/2038	1,626,740	1,776,363
5.50% due 04/01/2038	15,416,257	16,806,862
5.50% due 05/01/2038	417,702	457,669
5.50% due 06/01/2038	345,054	376,031
5.50% due 08/01/2038	5,281,881	5,765,828
5.50% due 09/01/2038	1,879,075	2,047,772
5.50% due 11/01/2038	612,256	667,222
5.50% due 03/01/2039	8,095,127	8,822,765
5.50% due 12/01/2039	2,051,980	2,238,124
5.50% due 01/01/2040	1,131,083	1,233,688
5.50% due 05/01/2040	326,191	355,781
5.50% due 08/01/2040	32,434,087	35,376,320
6.00% due 12/01/2039	467,866	513,945
7.50% due 05/01/2027	3,257	3,928

		317,326,267

Federal National Mtg. Assoc. - 12.0%

2.50% due October TBA	3,800,000	3,993,563
3.00% due October TBA	6,000,000	6,360,000
3.50% due October TBA	16,000,000	17,160,000
3.88% due 07/12/2013	6,800,000	6,996,969
4.00% due 09/01/2026	17,688,750	18,930,910
4.00% due October TBA	500,000	614,375
4.50% due 11/01/2026	2,818,782	3,052,401
4.50% due 01/01/2027	5,390,084	5,819,967
4.50% due 10/01/2031	14,295,742	15,643,468
4.50% due October TBA	38,000,000	41,129,064
5.50% due 03/01/2038	6,366,586	6,981,715
5.50% due 06/01/2038	299,991	328,975
5.50% due 08/01/2038	227,499	249,480
5.50% due 09/01/2039	118,873	130,919
5.50% due 05/01/2040	33,060	36,585
5.50% due 06/01/2040	36,225	40,087
5.50% due October TBA	10,100,000	11,072,125
6.50% due October TBA	500,000	562,031

		139,102,634

Government National Mtg. Assoc. - 9.5%

3.00% due October TBA	1,000,000	1,070,781
3.50% due October TBA	12,500,000	13,697,265
4.00% due October TBA	24,000,000	26,460,000
4.50% due 07/15/2040	8,149,323	8,992,209
4.50% due 04/15/2041	5,769,721	6,357,125
4.50% due 05/15/2042	621,910	683,866
5.00% due 07/15/2033	4,011,148	4,454,434
5.00% due 10/15/2033	311,194	346,302
5.00% due 11/15/2033	255,952	284,238
5.00% due 12/15/2033	68,064	75,587
5.00% due 01/15/2034	403,806	448,440
5.00% due 02/15/2034	280,515	311,297
5.00% due 03/15/2034	11,884	13,179
5.00% due 05/15/2034	20,168	22,435
5.00% due 09/15/2035	285,361	317,205
5.00% due 11/15/2035	33,170	37,061
5.00% due 12/15/2035	75,838	83,982
5.00% due 02/15/2036	56,263	62,182
5.00% due 03/15/2036	51,635	57,352
5.00% due 05/15/2036	30,843	34,087
5.00% due 09/15/2036	15,934	17,611
5.00% due 10/15/2037	24,219	26,707
5.00% due 04/15/2038	8,578	9,459
5.00% due 05/15/2038	39,454	43,999
5.00% due 06/15/2038	27,001	29,774
5.00% due 07/15/2038	941,966	1,038,706
5.00% due 08/15/2038	1,820,961	2,025,692
5.00% due 09/15/2038	1,674,320	1,848,739
5.50% due 10/15/2032	10,857	12,165
5.50% due 11/15/2032	4,205	4,680
5.50% due 02/15/2033	250,903	281,133
5.50% due 03/15/2033	169,973	190,503
5.50% due 05/15/2033	194,117	217,320
5.50% due 06/15/2033	218,019	244,111
5.50% due 07/15/2033	34,272	38,369
5.50% due 08/15/2033	39,002	43,664
5.50% due 09/15/2033	18,890	21,148
5.50% due 11/15/2033	502,728	562,843
5.50% due 01/15/2034	454,516	507,995
5.50% due 02/15/2034	215,384	240,772
5.50% due 03/15/2034	2,456,604	2,745,652
5.50% due 04/15/2034	80,908	90,559
5.50% due 05/15/2034	128,355	143,894
5.50% due 06/15/2034	61,651	68,905
5.50% due 07/15/2034	78,495	87,731
5.50% due 08/15/2034	59,986	67,063
5.50% due 09/15/2034	1,023,151	1,144,234
5.50% due 10/15/2034	774,875	867,501
5.50% due 04/15/2036	85,235	95,497
6.00% due 03/15/2028	9,560	10,968
6.00% due 06/15/2028	18,069	20,556
6.00% due 08/15/2028	59,595	67,798
6.00% due 09/15/2028	77,345	88,739
6.00% due 10/15/2028	14,932	17,132
6.00% due 11/15/2028	14,257	16,197
6.00% due 12/15/2028	123,093	139,687
6.00% due 03/15/2029	2,236	2,544
6.00% due 04/15/2029	6,617	7,579
6.00% due 07/15/2031	1,697	1,940
6.00% due 01/15/2032	29,243	33,377
6.00% due 02/15/2032	1,358	1,553
6.00% due 07/15/2032	13,427	15,407
6.00% due 09/15/2032	22,569	25,812
6.00% due 10/15/2032	494,079	565,047
6.00% due 11/15/2032	29,685	33,946
6.00% due 01/15/2033	4,451	5,093
6.00% due 02/15/2033	55,559	63,646
6.00% due 03/15/2033	74,408	85,091
6.00% due 04/15/2033	104,451	119,219
6.00% due 05/15/2033	140,124	160,242
6.00% due 12/15/2033	63,686	72,760
6.00% due 08/15/2034	11,922	13,533
6.00% due 09/15/2034	195,381	222,516
6.00% due 10/15/2034	137,280	155,831
6.00% due October TBA	23,000,000	25,986,407
6.50% due 11/15/2012	711	712
6.50% due 01/15/2013	351	358
6.50% due 05/15/2013	1,492	1,527
6.50% due 01/15/2014	11,079	11,652
6.50% due 02/15/2014	467	491
6.50% due 03/15/2014	27,012	28,408
6.50% due 04/15/2014	6,365	6,694
6.50% due 05/15/2014	19,849	20,874
6.50% due 06/15/2014	960	1,012
6.50% due 07/15/2014	708	744
6.50% due 08/15/2014	4,847	5,098
6.50% due 10/15/2014	12	12
6.50% due 05/15/2023	8,013	9,238
6.50% due 06/15/2023	9,259	10,675
6.50% due 07/15/2023	51,644	59,544
6.50% due 08/15/2023	9,233	10,646
6.50% due 10/15/2023	35,125	40,499
6.50% due 11/15/2023	49,482	57,097
6.50% due 12/15/2023	140,478	162,832
6.50% due 03/15/2026	10,418	12,198
6.50% due 02/15/2027	3,870	4,462
6.50% due 12/15/2027	3,418	4,018
6.50% due 01/15/2028	40,229	47,425
6.50% due 02/15/2028	15,663	18,410
6.50% due 03/15/2028	75,620	88,866
6.50% due 04/15/2028	43,053	50,764
6.50% due 05/15/2028	128,106	151,112
6.50% due 06/15/2028	160,901	189,484
6.50% due 07/15/2028	163,629	192,430
6.50% due 08/15/2028	114,697	135,199
6.50% due 09/15/2028	128,531	151,648
6.50% due 10/15/2028	313,514	367,625
6.50% due 11/15/2028	116,874	137,407
6.50% due 12/15/2028	126,381	148,838
6.50% due 01/15/2029	3,911	4,622
6.50% due 02/15/2029	30,653	36,096
6.50% due 03/15/2029	34,993	41,410
6.50% due 04/15/2029	24,867	29,369
6.50% due 05/15/2029	120,830	143,054
6.50% due 06/15/2029	34,301	40,609
6.50% due 03/15/2031	6,958	8,262
6.50% due 04/15/2031	2,243	2,629
6.50% due 05/15/2031	131,184	155,832
6.50% due 06/15/2031	78,528	93,410
6.50% due 07/15/2031	272,413	324,323
6.50% due 08/15/2031	61,250	73,112

6.50% due 09/15/2031	178,974	213,225
6.50% due 10/15/2031	138,776	164,623
6.50% due 11/15/2031	64,625	77,017
6.50% due 01/15/2032	283,638	338,477
6.50% due 02/15/2032	81,569	97,542
6.50% due 03/15/2032	1,965	2,345
6.50% due 04/15/2032	49,664	59,269
6.50% due 05/15/2032	206,889	246,892
7.00% due 11/15/2031	77,428	91,106
7.00% due 03/15/2032	47,416	56,419
7.00% due 01/15/2033	60,651	73,211
7.00% due 05/15/2033	163,016	196,768
7.00% due 07/15/2033	124,277	150,002
7.00% due 11/15/2033	157,930	190,632
8.00% due 10/15/2029	467	474
8.00% due 11/15/2029	9,324	9,725
8.00% due 12/15/2029	11,881	12,979
8.00% due 01/15/2030	24,309	27,637
8.00% due 03/15/2030	275	291
8.00% due 04/15/2030	43,869	45,773
8.00% due 06/15/2030	1,808	1,893
8.00% due 08/15/2030	11,193	13,122
8.00% due 09/15/2030	25,950	27,143
8.00% due 11/15/2030	7,776	9,502
8.00% due 12/15/2030	5,410	6,026
8.00% due 02/15/2031	42,821	48,259
8.00% due 03/15/2031	13,358	13,693
10.00% due 06/20/2014	485	487
10.00% due 07/20/2014	1,235	1,241
10.00% due 04/20/2016	4,924	5,486
10.00% due 05/20/2016	2,951	3,302
10.00% due 08/20/2016	1,303	1,472
10.00% due 01/20/2017	3,343	3,727
10.00% due 02/20/2017	3,047	3,062
10.00% due 03/20/2017	3,820	4,332
12.75% due 07/15/2014	10,690	10,764
13.50% due 09/20/2014	403	442
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	175,897	202,325
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	742,705	859,331
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	272,625	316,514

		111,125,330

Regional Authority - 0.9%

U.S. Department of Housing and Urban Development Government Guar. Notes 5.05% due 08/01/2013	10,000,000	10,403,600

Sovereign Agency - 0.5%

Financing Corp. STRIPS Series 12 zero coupon due 12/06/2013	2,050,000	2,035,328
Series 13 zero coupon due 12/27/2013	1,630,000	1,617,583
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,208,278

		5,861,189

Total U.S. Government Agencies
(cost $586,865,437)		597,379,567

U.S. GOVERNMENT TREASURIES - 33.2%
United States Treasury Bonds - 4.8%

2.75% due 08/15/2042	1,000,000	983,438
3.00% due 05/15/2042	6,000,000	6,221,250
3.13% due 04/30/2017	4,500,000	5,021,366
3.13% due 02/15/2042	240,000	255,300
3.75% due 08/15/2041	2,370,000	2,833,631
4.25% due 05/15/2039	20,200,000	26,174,776
4.38% due 05/15/2041	4,950,000	6,558,750
4.75% due 02/15/2041	5,555,000	7,784,810

		55,833,321

United States Treasury Notes - 28.4%

0.25% due 04/30/2014	1,100,000	1,100,300
0.25% due 06/30/2014	5,000,000	5,000,975
0.63% due 05/31/2017	19,000,000	19,047,500
0.63% due 08/31/2017	4,000,000	4,002,500
1.00% due 09/30/2016	6,500,000	6,638,125
1.00% due 03/31/2017	20,000,000	20,400,000
1.25% due 10/31/2015	21,000,000	21,588,987
1.63% due 08/15/2022	55,000,000	54,939,830
1.75% due 05/31/2016	20,000,000	20,970,320
1.75% due 05/15/2022	42,500,000	43,097,635
1.88% due 02/28/2014	22,000,000	22,513,040
2.00% due 11/15/2021	22,075,000	23,045,947
2.13% due 12/31/2015	42,000,000	44,398,578
2.38% due 02/28/2015	25,000,000	26,257,800
3.13% due 09/30/2013	16,500,000	16,981,470

		329,983,007

Total U.S. Government Treasuries
(cost $368,102,651)		385,816,328

Total Long-Term Investment Securities
(cost $1,225,362,303)		1,290,887,186

REPURCHASE AGREEMENTS - 3.4%

Bank of America Securities LLC Joint Repurchase Agreement(3)	9,390,000	9,390,000
Barclays Capital PLC Joint Repurchase Agreement(3)	5,725,000	5,725,000
BNP Paribas SA Joint Repurchase Agreement(3)	5,725,000	5,725,000
Deutsche Bank AG Joint Repurchase Agreement(3)	5,010,000	5,010,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	7,635,000	7,635,000
UBS Securities LLC Joint Repurchase Agreement(3)	6,215,000	6,215,000

Total Repurchase Agreements
(cost $39,700,000)		39,700,000

TOTAL INVESTMENTS
(cost $1,265,062,303) (4)	114.5%	1,330,587,186
Liabilities in excess of other assets	(14.5)	(168,971,572)

NET ASSETS	100.0%	$1,161,615,614

FORWARD SALES CONTRACTS - 14.3%
U.S. Government Agencies - 14.3%
Federal Home Loan Mtg. Corp.
5.00% due October TBA	$(83,000,000)	$(89,951,250)
5.50% due October TBA	(70,000,000)	(76,267,184)

Total Forward Sales Contracts
(cost $166,488,016)		$(166,218,434)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $44,090,389 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
STRIPS -	Separate trading of registered interest and principal of securities.
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
VRS -	Variable Rate Securities

The rates shown on VRS are the current interest rates at September 30, 2012 and unless noted otherwise, the dates shown are the original maturity date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$52,122,137	$—	$52,122,137
U.S. Corporate Bonds & Notes:
Airlines	—	—	2,564,964	2,564,964
Transport-Services	—	6,960,760	3,542,930	10,503,690
Other Industries*	—	148,632,947	—	148,632,947
Foreign Corporate Bonds & Notes	—	55,149,641	—	55,149,641
Foreign Government Agencies	—	2,791,925	—	2,791,925
Municipal Bonds & Notes	—	35,925,987	—	35,925,987
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	317,326,267	—	317,326,267
Federal National Mtg. Assoc.	—	139,102,634	—	139,102,634
Government National Mtg. Assoc.	—	111,125,330	—	111,125,330
Other U.S. Government Agencies*	—	29,825,336	—	29,825,336
U.S. Government Treasuries:
United States Treasury Bonds	—	55,833,321	—	55,833,321
United States Treasury Notes	—	329,983,007	—	329,983,007
Repurchase Agreements	—	39,700,000	—	39,700,000

Total	$—	$1,324,479,292	$6,107,894	$1,330,587,186

Liabilities
Forward Sales Contracts
U.S. Government Agencies	$—	$166,218,434	$—	$166,218,434

*	Sum of all other industries or U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2012 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 60.6%
Advanced Materials - 0.0%

Hexcel Corp.†	715	$17,174

Advertising Agencies - 0.0%

Omnicom Group, Inc.	404	20,830

Aerospace/Defense - 1.1%

Boeing Co.	8,604	599,010
Lockheed Martin Corp.	5,854	546,646
Northrop Grumman Corp.	2,664	176,970
Raytheon Co.	11,375	650,195
Rockwell Collins, Inc.	295	15,824
Spirit Aerosystems Holdings, Inc., Class A†	11,000	244,310
Teledyne Technologies, Inc.†	2,700	171,153

		2,404,108

Aerospace/Defense-Equipment - 0.1%

Astronics Corp.†	197	6,068
BE Aerospace, Inc.†	257	10,820
HEICO Corp.	435	16,830
Kaman Corp.	241	8,642
United Technologies Corp.	814	63,728

		106,088

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	150	33,336
Incitec Pivot, Ltd. ADR	198,800	594,412
Monsanto Co.	507	46,147
Rentech, Inc.†	2,735	6,728

		680,623

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	5,337	145,060

Airlines - 0.2%

Alaska Air Group, Inc.†	9,175	321,676
Allegiant Travel Co.†	106	6,716
Cathay Pacific Airways, Ltd. ADR	8,868	71,210
Spirit Airlines, Inc.†	374	6,388
United Continental Holdings, Inc.†	637	12,422
US Airways Group, Inc.†	1,238	12,949

		431,361

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	523	7,484
Darling International, Inc.†	1,868	34,166

		41,650

Apparel Manufacturers - 0.3%

Coach, Inc.	320	17,926
Oxford Industries, Inc.	164	9,258
Ralph Lauren Corp.	82	12,401
True Religion Apparel, Inc.	260	5,546
VF Corp.	4,297	684,770

		729,901

Applications Software - 1.0%

Actuate Corp.†	9,140	64,254
Citrix Systems, Inc.†	239	18,300
Intuit, Inc.	395	23,258
Microsoft Corp.	66,109	1,968,726
Parametric Technology Corp.†	969	21,124
Quest Software, Inc.†	389	10,892
RealPage, Inc.†	283	6,396
Red Hat, Inc.†	275	15,659
Salesforce.com, Inc.†	159	24,278
Tangoe, Inc.†	324	4,254
Verint Systems, Inc.†	178	4,884

		2,162,025

Athletic Footwear - 0.2%

NIKE, Inc., Class B	5,788	549,339

Auction House/Art Dealers - 0.0%

Sotheby’s	212	6,678

Audio/Video Products - 0.0%

DTS, Inc.†	280	6,519
TiVo, Inc.†	545	5,684

		12,203

Auto Repair Centers - 0.0%

Monro Muffler Brake, Inc.	224	7,883

Auto-Cars/Light Trucks - 0.2%

Nissan Motor Co., Ltd. ADR	22,031	375,133

Auto-Heavy Duty Trucks - 0.4%

New Flyer Industries, Inc.	14,490	114,228
PACCAR, Inc.	18,215	729,055

		843,283

Auto-Truck Trailers - 0.0%

Wabash National Corp.†	951	6,781

Auto/Truck Parts & Equipment-Original - 0.7%

Autoliv, Inc.	12,456	771,898
BorgWarner, Inc.†	228	15,757
Delphi Automotive PLC†	584	18,104
Johnson Controls, Inc.	16,193	443,688
Magna International, Inc., Class A	5,200	224,952
Tenneco, Inc.†	483	13,524
Titan International, Inc.	319	5,634

		1,493,557

Auto/Truck Parts & Equipment-Replacement - 0.0%

Dorman Products, Inc.†	228	7,184

B2B/E-Commerce - 0.0%

SPS Commerce, Inc.†	163	6,271

Banks-Commercial - 1.3%

Australia & New Zealand Banking Group, Ltd. ADR	5,556	142,754
Banco Santander SA ADR	49,541	369,576
Bank of Nova Scotia	10,253	562,069
Cass Information Systems, Inc.	163	6,841
City Holding Co.	1,879	67,343
City National Corp.	2,685	138,304
Community Trust Bancorp, Inc.	3,288	116,839
Cullen/Frost Bankers, Inc.	3,385	194,401
East West Bancorp, Inc.	5,965	125,981
First Financial Bancorp	2,109	35,663
FirstMerit Corp.	4,641	68,362
FNB Corp.	4,327	48,506
Grupo Financiero Santander Mexico SAB de CV ADR†	79	1,082
M&T Bank Corp.	5,872	558,780
PacWest Bancorp	2,444	57,116
Penns Woods Bancorp, Inc.	334	14,806
Sterling Bancorp	7,297	72,386
SVB Financial Group†	1,450	87,667
Texas Capital Bancshares, Inc.†	280	13,919

TrustCo Bank Corp.	10,933	62,537
Washington Trust Bancorp, Inc.	4,315	113,355
Westamerica Bancorporation	1,223	57,542

		2,915,829

Banks-Fiduciary - 0.1%

State Street Corp.	4,725	198,261

Banks-Super Regional - 1.3%

PNC Financial Services Group, Inc.	14,580	919,998
US Bancorp	32,982	1,131,283
Wells Fargo & Co.	22,603	780,481

		2,831,762

Batteries/Battery Systems - 0.0%

EnerSys, Inc.†	141	4,976

Beverages-Non-alcoholic - 0.9%

Britvic PLC(10)(11)	36,600	215,130
Coca Cola Hellenic Bottling Co SA ADR†	1,097	20,404
Coca-Cola Co.	15,208	576,840
Dr Pepper Snapple Group, Inc.	16,682	742,850
Monster Beverage Corp.†	177	9,586
PepsiCo, Inc.	7,208	510,110

		2,074,920

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	3,043	198,556

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	68	7,614

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	279	16,637

Building & Construction Products-Misc. - 0.1%

Nortek, Inc.†	88	4,816
Simpson Manufacturing Co., Inc.	5,547	158,755
Trex Co., Inc.†	173	5,903
USG Corp.†	626	13,741

		183,215

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	370	5,321
MasTec, Inc.†	470	9,259

		14,580

Building Products-Air & Heating - 0.0%

AAON, Inc.	345	6,793

Building Products-Cement - 0.0%

Eagle Materials, Inc.	339	15,682

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	6,170	121,055

Building-Heavy Construction - 0.0%

Granite Construction, Inc.	3,500	100,520

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	123	5,644

Building-Residential/Commercial - 0.0%

Ryland Group, Inc.	285	8,550

Cable/Satellite TV - 0.1%

Comcast Corp., Class A	1,145	40,957
DIRECTV†	593	31,109
Liberty Global, Inc., Class A†	314	19,075
Time Warner Cable, Inc.	282	26,807

		117,948

Casino Hotels - 0.0%

Ameristar Casinos, Inc.	446	7,939
Las Vegas Sands Corp.	422	19,568
Wynn Resorts, Ltd.	101	11,659

		39,166

Casino Services - 0.0%

Multimedia Games Holding Co, Inc.†	413	6,497
Shuffle Master, Inc.†	482	7,620

		14,117

Cellular Telecom - 0.4%

China Mobile, Ltd. ADR	5,350	296,176
Vodafone Group PLC ADR	21,701	618,370

		914,546

Chemicals-Diversified - 0.9%

Air Products & Chemicals, Inc.	2,312	191,203
Akzo Nobel NV ADR	24,600	462,972
Chemtura Corp.†	601	10,349
E.I. du Pont de Nemours & Co.	8,548	429,708
FMC Corp.	4,553	252,145
Georgia Gulf Corp.	186	6,737
Huntsman Corp.	7,970	118,992
Innophos Holdings, Inc.	149	7,225
Israel Chemicals, Ltd. ADR	29,600	365,264
Olin Corp.	388	8,431
PPG Industries, Inc.	1,297	148,948
Rockwood Holdings, Inc.	1,672	77,915

		2,079,889

Chemicals-Other - 0.0%

American Vanguard Corp.	271	9,431

Chemicals-Plastics - 0.0%

PolyOne Corp.	615	10,191

Chemicals-Specialty - 0.4%

Balchem Corp.	239	8,779
Cabot Corp.	5,500	201,135
Canexus Corp.	17,517	152,701
Ecolab, Inc.	306	19,832
H.B. Fuller Co.	411	12,610
Hawkins, Inc.	136	5,651
International Flavors & Fragrances, Inc.	3,908	232,839
Omnova Solutions, Inc.†	806	6,101
Sigma-Aldrich Corp.	2,486	178,917
Stepan Co.	70	6,728

		825,293

Coal - 0.1%

Alliance Resource Partners LP	2,628	157,549
SunCoke Energy, Inc.†	501	8,076

		165,625

Coatings/Paint - 0.2%

RPM International, Inc.	4,687	133,767
Sherwin-Williams Co.	101	15,040

Valspar Corp.	3,900	218,790

		367,597

Coffee - 0.0%

Peet’s Coffee & Tea, Inc.†	112	8,214

Commercial Services - 0.2%

Acacia Research Corp.†	427	11,704
Arbitron, Inc.	229	8,679
CoStar Group, Inc.†	192	15,656
ExlService Holdings, Inc.†	271	7,994
Healthcare Services Group, Inc.	504	11,526
HMS Holdings Corp.†	671	22,432
ServiceSource International, Inc.†	561	5,756
Standard Parking Corp.†	240	5,383
Steiner Leisure, Ltd.†	184	8,565
Team, Inc.†	176	5,606
Weight Watchers International, Inc.	4,537	239,554

		342,855

Commercial Services-Finance - 0.2%

Automatic Data Processing, Inc.	512	30,034
Cardtronics, Inc.†	339	10,095
Global Cash Access Holdings, Inc.†	822	6,617
Green Dot Corp., Class A†	306	3,742
Heartland Payment Systems, Inc.	292	9,251
Lender Processing Services, Inc.	8,831	246,297
Mastercard, Inc., Class A	97	43,793
Moody’s Corp.	359	15,857
TNS, Inc.†	367	5,487
Western Union Co.	949	17,291
Wright Express Corp.†	291	20,288

		408,752

Computer Aided Design - 0.1%

Aspen Technology, Inc.†	673	17,397
Autodesk, Inc.†	4,530	151,166

		168,563

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.	490	7,639

Computer Services - 0.7%

Accenture PLC, Class A	632	44,259
Cognizant Technology Solutions Corp., Class A†	347	24,262
iGATE Corp.†	367	6,668
Indra Sistemas SA ADR	111,400	531,378
International Business Machines Corp.	4,151	861,125
j2 Global, Inc.	274	8,993
LivePerson, Inc.†	419	7,588
Manhattan Associates, Inc.†	177	10,137
Syntel, Inc.	113	7,052
Unisys Corp.†	190	3,956

		1,505,418

Computer Software - 0.0%

Blackbaud, Inc.	370	8,850
Cornerstone OnDemand, Inc.†	289	8,861

		17,711

Computers - 0.6%

Apple, Inc.	2,139	1,427,269

Computers-Integrated Systems - 0.1%

3D Systems Corp.†	315	10,348
Cray, Inc.†	513	6,515
Diebold, Inc.	2,300	77,533
MTS Systems Corp.	1,202	64,367
Netscout Systems, Inc.†	310	7,908
Stratasys, Inc.†	188	10,227
Super Micro Computer, Inc.†	402	4,836
Teradata Corp.†	217	16,364

		198,098

Computers-Memory Devices - 0.2%

EMC Corp.†	14,101	384,534
NetApp, Inc.†	431	14,172

		398,706

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	329	7,903

Consulting Services - 0.0%

Accretive Health, Inc.†	464	5,178
Advisory Board Co.†	280	13,392
Corporate Executive Board Co.	259	13,890
Huron Consulting Group, Inc.†	219	7,626
MAXIMUS, Inc.	237	14,154

		54,240

Consumer Products-Misc. - 0.4%

Clorox Co.	1,927	138,840
Kimberly-Clark Corp.	1,659	142,309
Kimberly-Clark de Mexico SAB de CV ADR	10,311	123,835
Prestige Brands Holdings, Inc.†	397	6,733
Spectrum Brands Holdings, Inc.	176	7,042
Tupperware Brands Corp.	5,095	273,041
WD-40 Co.	3,404	179,187

		870,987

Containers-Metal/Glass - 0.0%

Ball Corp.	349	14,766

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	2,443	88,681

Cosmetics & Toiletries - 0.2%

Avon Products, Inc.	771	12,297
Colgate-Palmolive Co.	363	38,921
Elizabeth Arden, Inc.†	154	7,275
Estee Lauder Cos., Inc., Class A	305	18,779
Procter & Gamble Co.	6,747	467,972

		545,244

Cruise Lines - 0.3%

Carnival Corp.	16,922	616,638

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	321	18,843
Fair Isaac Corp.	253	11,198
Fidelity National Information Services, Inc.	7,893	246,419
Fiserv, Inc.†	199	14,732

Pegasystems, Inc.	174	5,053

		296,245

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	254	7,633

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	544	20,112

Diagnostic Equipment - 0.0%

Cepheid, Inc.†	484	16,703

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	2,273	43,596
OraSure Technologies, Inc.†	693	7,706
Quidel Corp.†	390	7,383

		58,685

Dialysis Centers - 0.1%

DaVita, Inc.†	1,918	198,724

Distribution/Wholesale - 0.9%

Arrow Electronics, Inc.†	6,800	229,228
Beacon Roofing Supply, Inc.†	382	10,887
Fastenal Co.	417	17,927
Genuine Parts Co.	15,416	940,839
MWI Veterinary Supply, Inc.†	109	11,628
Owens & Minor, Inc.	367	10,966
Pool Corp.	5,773	240,041
Titan Machinery, Inc.†	187	3,792
Watsco, Inc.	177	13,415
Wolseley PLC ADR	98,000	418,460

		1,897,183

Diversified Banking Institutions - 0.8%

JPMorgan Chase & Co.	41,405	1,676,074

Diversified Financial Services - 0.2%

DFC Global Corp.†	313	5,368
Guoco Group, Ltd. ADR	24,800	439,704

		445,072

Diversified Manufacturing Operations - 1.5%

3M Co.	4,325	399,716
AZZ, Inc.	232	8,811
Blount International, Inc.†	447	5,883
Cooper Industries PLC	179	13,436
Crane Co.	6,069	242,335
EnPro Industries, Inc.†	166	5,978
General Electric Co.	24,699	560,914
Illinois Tool Works, Inc.	497	29,557
Ingersoll-Rand PLC	387	17,345
Koppers Holdings, Inc.	203	7,091
Orkla ASA ADR	109,800	831,186
Parker Hannifin Corp.	8,451	706,335
Raven Industries, Inc.	242	7,122
Siemens AG ADR	4,200	420,630

		3,256,339

Diversified Minerals - 0.3%

AMCOL International Corp.	252	8,538
BHP Billiton, Ltd. ADR	5,627	386,068
Xstrata PLC ADR	54,000	163,080

		557,686

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	108	7,483

Drug Delivery Systems - 0.0%

Depomed, Inc.†	1,212	7,163
Nektar Therapeutics†	800	8,544

		15,707

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	1,752	445,568
Blue Nile, Inc.†	156	5,786
eBay, Inc.†	8,383	405,821
Nutrisystem, Inc.	556	5,855

		863,030

E-Commerce/Services - 0.0%

Ancestry.com, Inc.†	237	7,129
Move, Inc.†	802	6,913
OpenTable, Inc.†	175	7,280
priceline.com, Inc.†	47	29,080

		50,402

E-Marketing/Info - 0.0%

Active Network, Inc.†	508	6,365
comScore, Inc.†	472	7,198
Constant Contact, Inc.†	275	4,785
Liquidity Services, Inc.†	166	8,335
ValueClick, Inc.†	400	6,876

		33,559

E-Services/Consulting - 0.0%

Saba Software, Inc.†	671	6,703
Sapient Corp.†	1,100	11,726
Websense, Inc.†	434	6,792

		25,221

Electric Products-Misc. - 0.3%

AMETEK, Inc.	427	15,137
Emerson Electric Co.	10,613	512,290
Littelfuse, Inc.	143	8,085
Molex, Inc.	5,057	132,898

		668,410

Electric-Generation - 0.1%

APR Energy PLC ADR	13,600	177,888

Electric-Integrated - 1.5%

Alliant Energy Corp.	1,389	60,269
Duke Energy Corp.	3,196	207,101
Edison International	4,750	217,027
Great Plains Energy, Inc.	1,761	39,200
NextEra Energy, Inc.	9,437	663,704
Northeast Utilities	17,816	681,106
Pepco Holdings, Inc.	3,951	74,674
PNM Resources, Inc.	4,300	90,429
SCANA Corp.	1,413	68,205
Wisconsin Energy Corp.	16,697	628,976
Xcel Energy, Inc.	21,813	604,438

		3,335,129

Electronic Components-Misc. - 0.3%

Garmin, Ltd.	2,861	119,418
OSI Systems, Inc.†	158	12,299
Plexus Corp.†	115	3,483
TE Connectivity, Ltd.	17,600	598,576

		733,776

Electronic Components-Semiconductors - 1.4%

Altera Corp.	481	16,347
Avago Technologies, Ltd.	3,766	131,302
Broadcom Corp., Class A	533	18,431
Cavium, Inc.†	413	13,765
Ceva, Inc.†	341	4,904
GT Advanced Technologies, Inc.†	892	4,861
Intel Corp.	64,312	1,458,596
LSI Corp.†	8,741	60,400
Microchip Technology, Inc.	36,320	1,189,117
Microsemi Corp.	656	13,166
Monolithic Power Systems, Inc.†	353	6,972
QLogic Corp.†	5,650	64,523
Semtech Corp.†	422	10,613
Silicon Image, Inc.†	1,226	5,627
Supertex, Inc.†	3,713	66,388
Texas Instruments, Inc.	947	26,090
Volterra Semiconductor Corp.†	227	4,965

		3,096,067

Electronic Connectors - 0.0%

Amphenol Corp., Class A	263	15,485

Electronic Design Automation - 0.0%

Mentor Graphics Corp.†	2,374	36,749

Electronic Forms - 0.2%

Adobe Systems, Inc.†	10,992	356,800

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	486	18,687
Analogic Corp.	126	9,849
Badger Meter, Inc.	190	6,914
FARO Technologies, Inc.†	195	8,057
FLIR Systems, Inc.	3,100	61,923
Measurement Specialties, Inc.†	194	6,398
Trimble Navigation, Ltd.†	3,425	163,236

		275,064

Electronic Security Devices - 0.0%

Taser International, Inc.†	1,226	7,393

Energy-Alternate Sources - 0.0%

Clean Energy Fuels Corp.†	533	7,020
Solazyme, Inc.†	327	3,754

		10,774

Engineering/R&D Services - 0.2%

Exponent, Inc.†	122	6,965
Fluor Corp.	347	19,529
Jacobs Engineering Group, Inc.†	8,865	358,412

		384,906

Engines-Internal Combustion - 0.0%

Cummins, Inc.	234	21,577

Enterprise Software/Service - 0.6%

Advent Software, Inc.†	215	5,283
American Software, Inc., Class A	1,019	8,315
BMC Software, Inc.†	6,453	267,735
Guidewire Software, Inc.†	204	6,334
Informatica Corp.†	2,952	102,759
MicroStrategy, Inc., Class A†	58	7,776
Omnicell, Inc.†	4,455	61,925
Opnet Technologies, Inc.	148	5,042
Oracle Corp.	19,189	604,262
PROS Holdings, Inc.†	391	7,456
QLIK Technologies, Inc.†	671	15,037
SAP AG ADR	2,700	192,591
Tyler Technologies, Inc.†	2,068	91,033
Ultimate Software Group, Inc.†	196	20,012

		1,395,560

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	831	8,667

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	369	9,690

Environmental Monitoring & Detection - 0.0%

Mine Safety Appliances Co.	223	8,311

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	316	14,103
Pall Corp.	287	18,222

		32,325

Finance-Consumer Loans - 0.0%

Encore Capital Group, Inc.†	177	5,002
Portfolio Recovery Associates, Inc.†	127	13,263
World Acceptance Corp.†	82	5,531

		23,796

Finance-Credit Card - 0.0%

American Express Co.	622	35,367
Visa, Inc., Class A	459	61,634

		97,001

Finance-Investment Banker/Broker - 0.2%

Charles Schwab Corp.	26,507	339,024
Greenhill & Co., Inc.	245	12,679
LPL Financial Holdings, Inc.	372	10,617
Stifel Financial Corp.†	240	8,064

		370,384

Finance-Mortgage Loan/Banker - 0.0%

Nationstar Mortgage Holdings, Inc.†	188	6,238

Finance-Other Services - 0.4%

BGC Partners, Inc., Class A	1,222	5,988
Deutsche Boerse AG ADR	49,200	271,092
Higher One Holdings, Inc.†	445	5,999
IntercontinentalExchange, Inc.†	96	12,807
MarketAxess Holdings, Inc.	294	9,290
NYSE Euronext	19,395	478,087

		783,263

Firearms & Ammunition - 0.0%

Smith & Wesson Holding Corp.†	674	7,421
Sturm Ruger & Co., Inc.	149	7,374

		14,795

Fisheries - 0.1%

Marine Harvest ASA ADR†	19,100	306,173

Food-Canned - 0.0%
TreeHouse Foods, Inc.†	192	10,080

Food-Confectionery - 0.0%

Hershey Co.	175	12,406
Tootsie Roll Industries, Inc.	244	6,583

		18,989

Food-Flour & Grain - 0.0%

Post Holdings, Inc.†	210	6,313

Food-Misc./Diversified - 0.9%

B&G Foods, Inc.	3,135	95,022
Campbell Soup Co.	1,250	43,525
Danone SA ADR	16,900	207,025
General Mills, Inc.	15,937	635,090
Hain Celestial Group, Inc.†	265	16,695
J&J Snack Foods Corp.	119	6,822
Kellogg Co.	266	13,742
Lancaster Colony Corp.	109	7,984
McCormick & Co., Inc.	209	12,966
Mondelez International, Inc.†	16,181	669,084
Ralcorp Holdings, Inc.†	791	57,743
Snyders-Lance, Inc.	341	8,525
Unilever NV	8,200	290,936

		2,065,159

Food-Retail - 0.7%

Dairy Farm International Holdings, Ltd. ADR	4,900	270,725
Kroger Co.	28,046	660,203
SUPERVALU, Inc.	1,702	4,102
Tesco PLC ADR	33,000	533,940
Whole Foods Market, Inc.	189	18,408

		1,487,378

Food-Wholesale/Distribution - 0.0%

Calavo Growers, Inc.	200	5,000
Sysco Corp.	813	25,422
United Natural Foods, Inc.†	377	22,036

		52,458

Footwear & Related Apparel - 0.0%

Crocs, Inc.†	728	11,801
Steven Madden, Ltd.†	291	12,723
Wolverine World Wide, Inc.	336	14,908

		39,432

Forestry - 0.0%

Deltic Timber Corp.	80	5,221

Gambling (Non-Hotel) - 0.0%

OPAP SA ADR	40,100	105,062

Gas-Distribution - 0.7%

Just Energy Group, Inc.	9,773	106,667
Northwest Natural Gas Co.	400	19,696
Sempra Energy	19,573	1,262,263
Vectren Corp.	2,766	79,107

		1,467,733

Gold Mining - 0.5%

Banro Corp.†	104,600	487,436
Barrick Gold Corp.	16,026	669,246
Gold Resource Corp.	252	5,405

		1,162,087

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	96	8,690

Heart Monitors - 0.0%

HeartWare International, Inc.†	119	11,244

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	2,879	54,960

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	202	4,428
Select Comfort Corp.†	457	14,418

		18,846

Hotels/Motels - 0.1%

Marriott International, Inc., Class A	237	9,267
Red Lion Hotels Corp.†	14,426	90,162
Ryman Hospitality Properties	152	6,009
Starwood Hotels & Resorts Worldwide, Inc.	245	14,200
Wyndham Worldwide Corp.	201	10,548

		130,186

Housewares - 0.0%

Libbey, Inc.†	332	5,239

Human Resources - 0.3%

Adecco SA ADR	19,200	455,808
Insperity, Inc.	187	4,718
Kenexa Corp.†	302	13,841
Kforce, Inc.†	490	5,777
On Assignment, Inc.†	422	8,406
Robert Half International, Inc.	4,361	116,133
Team Health Holdings, Inc.†	261	7,081
TrueBlue, Inc.†	6,648	104,507

		716,271

Import/Export - 0.1%

Mitsui & Co., Ltd. ADR	400	111,788

Industrial Automated/Robotic - 0.0%

Cognex Corp.	323	11,169
iRobot Corp.†	266	6,054
Rockwell Automation, Inc.	256	17,805

		35,028

Industrial Gases - 0.0%

Praxair, Inc.	287	29,814

Instruments-Controls - 0.2%

Honeywell International, Inc.	6,072	362,802
Woodward, Inc.	520	17,670

		380,472

Instruments-Scientific - 0.2%

FEI Co.	3,394	181,579
Fluidigm Corp.†	462	7,854
Thermo Fisher Scientific, Inc.	2,925	172,078
Waters Corp.†	2,276	189,659

		551,170

Insurance Brokers - 0.0%
eHealth, Inc.†	350	6,570
Marsh & McLennan Cos., Inc.	497	16,863

		23,433

Insurance-Life/Health - 0.1%
Protective Life Corp.	2,962	77,634
StanCorp Financial Group, Inc.	2,979	93,064

		170,698

Insurance-Multi-line - 1.3%
ACE, Ltd.	15,852	1,198,411
Allianz SE ADR	19,666	233,435
Allstate Corp.	15,596	617,758
MetLife, Inc.	23,667	815,565
XL Group PLC	6,100	146,583

		3,011,752

Insurance-Property/Casualty -1.6%
Catlin Group, Ltd. ADR	47,300	711,865
Chubb Corp.	6,647	507,033
Fidelity National Financial, Inc., Class A	54,083	1,156,835
Hanover Insurance Group, Inc.	372	13,861
HCC Insurance Holdings, Inc.	15,380	521,228
OneBeacon Insurance Group, Ltd., Class A	5,033	67,644
QBE Insurance Group, Ltd. ADR	44,600	593,180

		3,571,646

Insurance-Reinsurance - 0.3%
Alterra Capital Holdings, Ltd.	7,948	190,275
PartnerRe, Ltd.	1,630	121,077
Swiss Re AG ADR	5,174	334,085
Validus Holdings, Ltd.	2,277	77,213

		722,650

Internet Application Software - 0.0%
DealerTrack Holdings, Inc.†	283	7,881
VirnetX Holding Corp.†	325	8,265
Vocus, Inc.†	236	4,734

		20,880

Internet Connectivity Services - 0.0%
Cogent Communications Group, Inc.	400	9,196

Internet Content-Entertainment - 0.0%
Facebook, Inc., Class A†	585	12,665

Internet Content-Information/News - 0.0%
Angie’s List, Inc.†	412	4,359
Bankrate, Inc.†	402	6,263
Dice Holdings, Inc.†	620	5,220
HealthStream, Inc.†	223	6,347

		22,189

Internet Infrastructure Software - 0.0%
F5 Networks, Inc.†	139	14,553
Responsys, Inc.†	533	5,453

		20,006

Internet Security - 0.0%
Sourcefire, Inc.†	209	10,247
VeriSign, Inc.†	260	12,660
Zix Corp.†	2,192	6,291

		29,198

Internet Telephone - 0.0%
BroadSoft, Inc.†	219	8,983

Intimate Apparel - 0.0%
Warnaco Group, Inc.†	250	12,975

Investment Companies - 0.0%
Ares Capital Corp.	5,521	94,630

Investment Management/Advisor Services - 0.8%
Ameriprise Financial, Inc.	2,275	128,970
BlackRock, Inc.	4,945	881,693
Cohen & Steers, Inc.	159	4,710
Epoch Holding Corp.	239	5,521
Financial Engines, Inc.†	399	9,508
Franklin Resources, Inc.	4,440	555,311
GAMCO Investors, Inc., Class A	186	9,253
T. Rowe Price Group, Inc.	3,562	225,475
Westwood Holdings Group, Inc.	212	8,270

		1,828,711

Lasers-System/Components - 0.0%
Electro Scientific Industries, Inc.	1,294	15,813
II-VI, Inc.†	366	6,961

		22,774

Leisure Products - 0.3%
Brunswick Corp.	709	16,045
Sega Sammy Holdings, Inc. ADR	133,300	629,176

		645,221

Lighting Products & Systems - 0.0%
Acuity Brands, Inc.	334	21,139
Universal Display Corp.†	305	10,486

		31,625

Machine Tools & Related Products - 0.1%
Lincoln Electric Holdings, Inc.	8,393	327,747

Machinery-Construction & Mining - 0.1%
Caterpillar, Inc.	1,572	135,255

Machinery-Electrical - 0.0%
Franklin Electric Co., Inc.	178	10,767

Machinery-Farming - 0.5%
AGCO Corp.†	950	45,106
Deere & Co.	14,171	1,168,966
Lindsay Corp.	104	7,485

		1,221,557

Machinery-General Industrial - 0.1%
Altra Holdings, Inc.	289	5,260
Applied Industrial Technologies, Inc.	2,545	105,439
Chart Industries, Inc.†	232	17,133
DXP Enterprises, Inc.†	120	5,732
IDEX Corp.	3,462	144,608
Middleby Corp.†	127	14,686
Robbins & Myers, Inc.	96	5,722
Sauer-Danfoss, Inc.	118	4,745
Tennant Co.	135	5,781

		309,106

Machinery-Material Handling - 0.1%
Cascade Corp.	4,287	234,670

Machinery-Pumps - 0.0%
Flowserve Corp.	123	15,712
Gorman-Rupp Co.	219	5,913

		21,625

Medical Information Systems - 0.1%
athenahealth, Inc.†	257	23,585
Cerner Corp.†	180	13,934
Computer Programs & Systems, Inc.	1,201	66,715
Medidata Solutions, Inc.†	182	7,553
Quality Systems, Inc.	349	6,474

		118,261

Medical Instruments - 0.6%
Abaxis, Inc.†	173	6,214
ArthroCare Corp.†	190	6,156
Conceptus, Inc.†	277	5,626
DexCom, Inc.†	610	9,168
Edwards Lifesciences Corp.†	3,036	325,975
Endologix, Inc.†	563	7,781
Genomic Health, Inc.†	164	5,689
Integra LifeSciences Holdings Corp.†	89	3,658
Intuitive Surgical, Inc.†	42	20,817
MAKO Surgical Corp.†	365	6,355
Medtronic, Inc.	15,827	682,460
Spectranetics Corp.†	486	7,169
St. Jude Medical, Inc.	388	16,346
Techne Corp.	1,683	121,075
Vascular Solutions, Inc.†	603	8,930
Volcano Corp.†	390	11,142

		1,244,561

Medical Labs & Testing Services - 0.1%
Bio-Reference Labs, Inc.†	204	5,830
Covance, Inc.†	2,300	107,387
Laboratory Corp. of America Holdings†	148	13,686

		126,903

Medical Products - 0.7%
ABIOMED, Inc.†	351	7,367
Accuray, Inc.†	1,148	8,128
Baxter International, Inc.	546	32,902
Becton, Dickinson and Co.	6,432	505,298
Cantel Medical Corp.	222	6,012
Covidien PLC	7,400	439,708
Cyberonics, Inc.†	191	10,012
Haemonetics Corp.†	153	12,271
Luminex Corp.†	416	8,087
NxStage Medical, Inc.†	524	6,922
Orthofix International NV†	130	5,817
PSS World Medical, Inc.†	428	9,750
Stryker Corp.	354	19,704
Teleflex, Inc.	4,619	317,972
Varian Medical Systems, Inc.†	2,905	175,229
West Pharmaceutical Services, Inc.	129	6,846

		1,572,025

Medical Sterilization Products - 0.0%
STERIS Corp.	276	9,790

Medical-Biomedical/Gene - 0.4%
Acorda Therapeutics, Inc.†	338	8,656
Affymax, Inc.†	356	7,497
Alexion Pharmaceuticals, Inc.†	209	23,910
Alnylam Pharmaceuticals, Inc.†	422	7,929
AMAG Pharmaceuticals, Inc.†	367	6,511
Amgen, Inc.	716	60,373
Arena Pharmaceuticals, Inc.†	1,289	10,724
Arqule, Inc.†	958	4,895
Biogen Idec, Inc.†	238	35,517
Celgene Corp.†	453	34,609
Cubist Pharmaceuticals, Inc.†	476	22,696
Curis, Inc.†	1,069	4,426
Dendreon Corp.†	1,524	7,361
Dynavax Technologies Corp.†	1,652	7,864
Exact Sciences Corp.†	701	7,718
Exelixis, Inc.†	1,737	8,372
Gilead Sciences, Inc.†	6,437	426,966
Halozyme Therapeutics, Inc.†	950	7,182
Immunogen, Inc.†	587	8,570
InterMune, Inc.†	514	4,611
Life Technologies Corp.†	3,575	174,746
Ligand Pharmaceuticals, Inc., Class B†	247	4,236
Medicines Co.†	422	10,892
NPS Pharmaceuticals, Inc.†	597	5,522
PDL BioPharma, Inc.	891	6,852
Regeneron Pharmaceuticals, Inc.†	91	13,892
Seattle Genetics, Inc.†	746	20,105
Spectrum Pharmaceuticals, Inc.†	563	6,587
Vertex Pharmaceuticals, Inc.†	269	15,051
Vical, Inc.†	1,495	6,458
ZIOPHARM Oncology, Inc.†	1,049	5,717

		976,445

Medical-Drugs - 3.8%
Abbott Laboratories	24,214	1,660,112
Achillion Pharmaceuticals, Inc.†	739	7,693
Akorn, Inc.†	437	5,777
Alkermes PLC†	927	19,235
Allergan, Inc.	6,589	603,421
Auxilium Pharmaceuticals, Inc.†	391	9,564
Bristol-Myers Squibb Co.	13,352	450,630
Forest Laboratories, Inc.†	1,859	66,199
GlaxoSmithKline PLC ADR	15,585	720,650
Idenix Pharmaceuticals, Inc.†	659	3,012
Ironwood Pharmaceuticals, Inc.†	661	8,447
Jazz Pharmaceuticals PLC†	314	17,901
Johnson & Johnson	13,461	927,597
MAP Pharmaceuticals, Inc.†	379	5,901
Medicis Pharmaceutical Corp., Class A	417	18,044
Merck & Co., Inc.	25,329	1,142,338
Novartis AG ADR	18,153	1,112,053
Opko Health, Inc.†	1,104	4,615
Optimer Pharmaceuticals, Inc.†	559	7,893
Pfizer, Inc.	41,529	1,031,996
Rigel Pharmaceuticals, Inc.†	568	5,822
Roche Holding AG ADR	13,784	647,710
Santarus, Inc.†	548	4,866
Sciclone Pharmaceuticals, Inc.†	798	4,429

Vivus, Inc.†	767	13,668

		8,499,573

Medical-Generic Drugs - 0.5%
Impax Laboratories, Inc.†	531	13,785
Mylan, Inc.†	647	15,787
Par Pharmaceutical Cos., Inc.†	208	10,396
Perrigo Co.	131	15,218
Teva Pharmaceutical Industries, Ltd. ADR	20,140	833,997
Watson Pharmaceuticals, Inc.†	1,367	116,414

		1,005,597

Medical-HMO - 0.0%
Centene Corp.†	398	14,889
Health Net, Inc.†	1,400	31,514
Metropolitan Health Networks, Inc.†	622	5,810
WellCare Health Plans, Inc.†	140	7,917

		60,130

Medical-Hospitals - 0.1%
Acadia Healthcare Co., Inc.†	284	6,773
Universal Health Services, Inc., Class B	5,400	246,942

		253,715

Medical-Outpatient/Home Medical - 0.0%
Air Methods Corp.†	94	11,221

Medical-Wholesale Drug Distribution - 0.2%
AmerisourceBergen Corp.	423	16,374
McKesson Corp.	5,248	451,486

		467,860

Metal Processors & Fabrication - 0.1%
Haynes International, Inc.	130	6,779
Precision Castparts Corp.	1,614	263,631
RBC Bearings, Inc.†	148	7,119
Sun Hydraulics Corp.	201	5,341

		282,870

Metal-Copper - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	7,444	294,633

Miscellaneous Manufacturing - 0.1%
Aptargroup, Inc.	2,900	149,959
Hillenbrand, Inc.	390	7,094
John Bean Technologies Corp.	401	6,548
Trimas Corp.†	281	6,775

		170,376

Motion Pictures & Services - 0.0%
Lions Gate Entertainment Corp.†	695	10,613

Motorcycle/Motor Scooter - 0.1%
Harley-Davidson, Inc.	2,508	106,264

MRI/Medical Diagnostic Imaging - 0.0%
CML HealthCare, Inc.	10,852	98,243

Multimedia - 0.6%
News Corp., Class A	775	19,011
Viacom, Inc., Class B	6,486	347,585
Walt Disney Co.	18,887	987,412

		1,354,008

Networking Products - 0.1%
Anixter International, Inc.	133	7,642
Cisco Systems, Inc.	11,297	215,660
Infinera Corp.†	1,219	6,680
Ixia†	389	6,251
LogMeIn, Inc.†	239	5,361
NETGEAR, Inc.†	137	5,225
Polycom, Inc.†	7,333	72,377
Procera Networks, Inc.†	260	6,110

		325,306

Non-Ferrous Metals - 0.4%
Cameco Corp.	42,900	834,405

Non-Hazardous Waste Disposal - 0.2%
Republic Services, Inc.	7,945	218,567
Waste Connections, Inc.	5,654	171,033

		389,600

Office Furnishings-Original - 0.1%
Herman Miller, Inc.	427	8,301
HNI Corp.	4,429	112,984
Interface, Inc.	501	6,618
Knoll, Inc.	304	4,241

		132,144

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	571	3,706

Oil & Gas Drilling - 0.3%
Diamond Offshore Drilling, Inc.	1,649	108,521
Ensco PLC, Class A	10,200	556,512
Nabors Industries, Ltd.†	5,471	76,758

		741,791

Oil Companies-Exploration & Production - 1.8%
Abraxas Petroleum Corp.†	1,573	3,618
Apache Corp.	6,745	583,240
Approach Resources, Inc.†	250	7,533
Berry Petroleum Co., Class A	1,413	57,410
Cabot Oil & Gas Corp.	309	13,874
Carrizo Oil & Gas, Inc.†	326	8,153
Cimarex Energy Co.	3,000	175,650
CNOOC, Ltd. ADR	710	143,938
Concho Resources, Inc.†	158	14,971
Contango Oil & Gas Co.†	100	4,914
Devon Energy Corp.	5,686	344,003
Encana Corp.	24,498	536,996
Energen Corp.	3,550	186,055
Energy XXI Bermuda, Ltd.	464	16,217
EOG Resources, Inc.	297	33,279
FX Energy, Inc.†	859	6,408
Goodrich Petroleum Corp.†	381	4,816
Gulfport Energy Corp.†	159	4,970
Halcon Resources Corp.†	1,007	7,381
Kodiak Oil & Gas Corp.†	2,049	19,179
Northern Oil and Gas, Inc.†	513	8,716
Oasis Petroleum, Inc.†	624	18,389
Occidental Petroleum Corp.	12,263	1,055,354
Pengrowth Energy Corp.	15,241	102,785
Penn West Petroleum, Ltd.	37,556	534,797
Pioneer Natural Resources Co.	156	16,286
Range Resources Corp.	218	15,232

Rosetta Resources, Inc.†	422	20,214
Vaalco Energy, Inc.†	682	5,831
Vermilion Energy, Inc.	2,270	106,677
Zargon Oil & Gas, Ltd.	3,514	32,885

		4,089,771

Oil Companies-Integrated - 3.1%

Chevron Corp.	18,024	2,100,878
Exxon Mobil Corp.	18,023	1,648,203
Marathon Oil Corp.	20,015	591,844
Marathon Petroleum Corp.	14,803	808,096
Royal Dutch Shell PLC ADR, Class B	10,838	772,749
Total SA ADR	19,254	964,625

		6,886,395

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	327	18,335
Dril-Quip, Inc.†	301	21,636
Flotek Industries, Inc.†	522	6,614
FMC Technologies, Inc.†	337	15,603
Lufkin Industries, Inc.	280	15,069
Natural Gas Services Group, Inc.†	5,617	83,974

		161,231

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	12,381	510,964
Suburban Propane Partners LP	2,566	106,130
Western Refining, Inc.	231	6,047

		623,141

Oil-Field Services - 0.1%

Halliburton Co.	561	18,900
Schlumberger, Ltd.	3,342	241,727
Targa Resources Corp.	270	13,592

		274,219

Paper & Related Products - 0.0%

Buckeye Technologies, Inc.	200	6,412
Clearwater Paper Corp.†	182	7,518
Wausau Paper Corp.	694	6,427

		20,357

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	419	9,042
Masimo Corp.†	422	10,204

		19,246

Petrochemicals - 0.0%

TPC Group, Inc.†	93	3,795

Pharmacy Services - 0.0%

Catamaran Corp.†	130	12,736
Express Scripts Holding Co.†	782	49,008

		61,744

Physical Therapy/Rehabilitation Centers - 0.0%

HealthSouth Corp.†	597	14,364
U.S. Physical Therapy, Inc.	196	5,415

		19,779

Physicians Practice Management - 0.0%

IPC The Hospitalist Co., Inc.†	134	6,124

Pipelines - 1.0%

Atlas Pipeline Partners LP	3,587	122,317
Crosstex Energy, Inc.	545	7,646
Enterprise Products Partners LP	14,157	758,815
Kinder Morgan Energy Partners LP	5,820	480,150
Kinder Morgan, Inc.	19,605	696,370
ONEOK, Inc.	640	30,918
Williams Cos., Inc.	711	24,864

		2,121,080

Poultry - 0.0%

Sanderson Farms, Inc.	230	10,205

Power Converter/Supply Equipment - 0.1%

Capstone Turbine Corp.†	4,929	4,929
Hubbell, Inc., Class B	1,563	126,197

		131,126

Precious Metals - 0.0%

Coeur d’Alene Mines Corp.†	251	7,236
Paramount Gold and Silver Corp.†	2,192	5,831

		13,067

Printing-Commercial - 0.0%

Deluxe Corp.	258	7,885
Valassis Communications, Inc.†	235	5,802
VistaPrint NV†	321	10,962

		24,649

Property Trust - 0.0%

Sovran Self Storage, Inc.	204	11,801

Protection/Safety - 0.0%

Landauer, Inc.	1,500	89,580

Publishing-Books - 0.0%

McGraw-Hill Cos., Inc.	398	21,727

Radio - 0.0%

Sirius XM Radio, Inc.†	7,105	18,473

Real Estate Investment Trusts - 2.7%

Acadia Realty Trust	475	11,790
Agree Realty Corp.	3,445	87,813
Alexandria Real Estate Equities, Inc.	5,952	437,591
American Capital Agency Corp.	15,569	538,532
American Tower Corp.	398	28,413
Annaly Capital Management, Inc.	59,371	999,808
Apartment Investment & Management Co., Class A	486	12,631
CapLease, Inc.	18,411	95,185
Capstead Mortgage Corp.	9,228	124,486
Colony Financial, Inc.	5,035	98,082
CYS Investments, Inc.	4,967	69,985
Digital Realty Trust, Inc.	21,594	1,508,341
DuPont Fabros Technology, Inc.	285	7,196
EastGroup Properties, Inc.	942	50,114
Essex Property Trust, Inc.	1,251	185,448
Extra Space Storage, Inc.	487	16,193
FelCor Lodging Trust, Inc.†	1,399	6,631
Gladstone Commercial Corp.	778	14,206
Glimcher Realty Trust	1,084	11,458
Hatteras Financial Corp.	3,566	100,526
HCP, Inc.	7,886	350,769
Highwoods Properties, Inc.	363	11,841
Kilroy Realty Corp.	317	14,195

Medical Properties Trust, Inc.	7,809	81,604
Omega Healthcare Investors, Inc.	5,586	126,970
Plum Creek Timber Co., Inc.	2,425	106,312
Potlatch Corp.	204	7,623
PS Business Parks, Inc.	98	6,548
Regency Centers Corp.	364	17,738
Sabra Health Care REIT, Inc.	2,025	40,520
Simon Property Group, Inc.	234	35,524
Strategic Hotels & Resorts, Inc.†	1,819	10,932
Sun Communities, Inc.	222	9,795
Tanger Factory Outlet Centers	9,534	308,234
UMH Properties, Inc.	969	11,599
Ventas, Inc.	1,463	91,072
Washington Real Estate Investment Trust	161	4,318
Weyerhaeuser Co.	16,700	436,538

		6,076,561

Real Estate Management/Services - 0.0%

HFF, Inc., Class A†	303	4,515

Real Estate Operations & Development - 0.4%

Gafisa SA ADR	93,500	408,595
LSL Property Services PLC	124,000	420,494

		829,089

Recreational Centers - 0.0%

Life Time Fitness, Inc.†	313	14,317

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	135	5,597

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	9,202	255,908
Avis Budget Group, Inc.†	835	12,842
Dollar Thrifty Automotive Group, Inc.†	100	8,693
Hertz Global Holdings, Inc.†	15,575	213,845
McGrath RentCorp	4,113	107,308

		598,596

Research & Development - 0.0%

AVEO Pharmaceuticals, Inc.†	516	5,372
PAREXEL International Corp.†	453	13,934

		19,306

Resorts/Theme Parks - 0.0%

Six Flags Entertainment Corp.	269	15,817
Vail Resorts, Inc.	80	4,612

		20,429

Respiratory Products - 0.0%

ResMed, Inc.	367	14,852

Retail-Apparel/Shoe - 0.1%

Aeropostale, Inc.†	654	8,849
ANN, Inc.†	382	14,413
Buckle, Inc.	221	10,040
Cato Corp., Class A	295	8,764
Collective Brands, Inc.†	549	11,919
Express, Inc.†	764	11,322
Francesca’s Holdings Corp.†	265	8,143
Gap, Inc.	404	14,455
Genesco, Inc.†	187	12,479
Guess?, Inc.	4,101	104,247
Hot Topic, Inc.	680	5,916
Jos. A. Bank Clothiers, Inc.†	187	9,066
Limited Brands, Inc.	344	16,945
PVH Corp.	140	13,121
Ross Stores, Inc.	251	16,215
rue21, Inc.†	255	7,943
Vera Bradley, Inc.†	196	4,675

		278,512

Retail-Auto Parts - 0.0%

AutoZone, Inc.†	46	17,005
O’Reilly Automotive, Inc.†	186	15,553

		32,558

Retail-Automobile - 0.1%

Asbury Automotive Group, Inc.†	271	7,574
Copart, Inc.†	9,038	250,624

		258,198

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	300	18,900

Retail-Building Products - 0.2%

Home Depot, Inc.	5,272	318,271
Lumber Liquidators Holdings, Inc.†	215	10,896

		329,167

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	1,525	26,215

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	246	14,056

Retail-Discount - 0.6%

Costco Wholesale Corp.	10,501	1,051,413
Dollar Tree, Inc.†	353	17,041
HSN, Inc.	276	13,538
Wal-Mart Stores, Inc.	3,804	280,735

		1,362,727

Retail-Drug Store - 0.1%

CVS Caremark Corp.	3,100	150,102

Retail-Home Furnishings - 0.0%

Pier 1 Imports, Inc.	741	13,886

Retail-Jewelry - 0.3%

Tiffany & Co.	11,890	735,753

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	8,625	475,927
TJX Cos., Inc.	701	31,398

		507,325

Retail-Misc./Diversified - 0.0%

Pricesmart, Inc.	139	10,525

Retail-Pawn Shops - 0.0%

Ezcorp, Inc.†	256	5,870
First Cash Financial Services, Inc.†	223	10,260

		16,130

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc.	212	14,624

Retail-Restaurants - 0.8%

AFC Enterprises, Inc.†	253	6,224

BJ’s Restaurants, Inc.†	203	9,206
Bravo Brio Restaurant Group, Inc.†	350	5,093
Buffalo Wild Wings, Inc.†	128	10,975
CEC Entertainment, Inc.	249	7,500
Cheesecake Factory, Inc.	395	14,121
Chipotle Mexican Grill, Inc.†	141	44,773
Cracker Barrel Old Country Store, Inc.	129	8,657
DineEquity, Inc.†	151	8,456
Domino’s Pizza, Inc.	412	15,532
Jack in the Box, Inc.†	2,484	69,825
McDonald’s Corp.	9,854	904,105
Papa John’s International, Inc.†	153	8,172
Sonic Corp.†	528	5,423
Starbucks Corp.	11,619	589,664
Texas Roadhouse, Inc.	494	8,447
Yum! Brands, Inc.	2,010	133,343

		1,849,516

Retail-Sporting Goods - 0.0%

Cabela’s, Inc.†	303	16,568
Hibbett Sports, Inc.†	176	10,463
Zumiez, Inc.†	168	4,659

		31,690

Retail-Video Rentals - 0.0%

Coinstar, Inc.†	231	10,390

Retail-Vitamins & Nutrition Supplements - 0.0%

Vitamin Shoppe, Inc.†	205	11,956

Retirement/Aged Care - 0.0%

Emeritus Corp.†	339	7,099

Rubber-Tires - 0.2%

Bridgestone Corp. ADR	9,300	429,753
Cooper Tire & Rubber Co.	441	8,458

		438,211

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	443	6,920

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	249	5,077
Inmarsat PLC ADR	55,300	518,714
Loral Space & Communications, Inc.	94	6,683

		530,474

Savings & Loans/Thrifts - 0.3%

Capitol Federal Financial, Inc.	5,951	71,174
Washington Federal, Inc.	31,896	532,025

		603,199

Schools - 0.0%

American Public Education, Inc.†	219	7,978
Capella Education Co.†	193	6,767
Grand Canyon Education, Inc.†	354	8,330
K12, Inc.†	307	6,201
Strayer Education, Inc.	81	5,212

		34,488

Security Services - 0.2%

Brink’s Co.	350	8,991
Secom Co., Ltd. ADR	36,800	477,296

		486,287

Seismic Data Collection - 0.0%

Geospace Technologies Corp.†	63	7,712
ION Geophysical Corp.†	1,115	7,738

		15,450

Semiconductor Components-Integrated Circuits - 0.7%

Cirrus Logic, Inc.†	481	18,466
Cypress Semiconductor Corp.	8,200	87,904
Hittite Microwave Corp.†	221	12,259
Linear Technology Corp.	550	17,518
Maxim Integrated Products, Inc.	25,053	666,911
Micrel, Inc.	622	6,481
Power Integrations, Inc.	215	6,542
QUALCOMM, Inc.	4,956	309,700
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,319	495,467

		1,621,248

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	61,847	690,522
Cabot Microelectronics Corp.	208	7,309
Lam Research Corp.†	5,681	180,571
MKS Instruments, Inc.	2,053	52,331
Ultratech, Inc.†	232	7,280
Veeco Instruments, Inc.†	78	2,341

		940,354

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.†	700	29,435

Software Tools - 0.0%

VMware, Inc., Class A†	148	14,318

Steel-Producers - 0.2%

Reliance Steel & Aluminum Co.	4,400	230,340
Schnitzer Steel Industries, Inc., Class A	7,350	206,902

		437,242

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	625	8,500
Corning, Inc.	13,125	172,594

		181,094

Telecom Services - 0.4%

BCE, Inc.	14,148	621,663
Consolidated Communications Holdings, Inc.	6,702	115,207
Primus Telecommunications Group, Inc.	451	6,887
Virgin Media, Inc.	535	15,751
Vivendi SA ADR	4,300	83,635

		843,143

Telecommunication Equipment - 0.1%

ADTRAN, Inc.	429	7,413
Comverse Technology, Inc.†	2,010	12,362
Harris Corp.	3,068	157,143

		176,918

Telephone-Integrated - 0.8%

AT&T, Inc.	15,865	598,110
CenturyLink, Inc.	8,855	357,742

General Communication, Inc., Class A†	580	5,684
Verizon Communications, Inc.	17,341	790,229
Windstream Corp.	2,724	27,540

		1,779,305

Television - 0.1%

Sinclair Broadcast Group, Inc., Class A	13,130	147,187

Therapeutics - 0.0%

AVANIR Pharmaceuticals, Inc., Class A†	1,553	4,970
BioMarin Pharmaceutical, Inc.†	283	11,396
Isis Pharmaceuticals, Inc.†	854	12,016
Neurocrine Biosciences, Inc.†	942	7,517
Pharmacyclics, Inc.†	421	27,154
Questcor Pharmaceuticals, Inc.†	394	7,289
Synageva BioPharma Corp.†	71	3,794
Theravance, Inc.†	495	12,825

		86,961

Tobacco - 0.3%

Altria Group, Inc.	1,455	48,582
Imperial Tobacco Group PLC ADR	5,600	414,624
Lorillard, Inc.	157	18,283
Philip Morris International, Inc.	1,374	123,578
Star Scientific, Inc.†	1,609	5,567

		610,634

Tools-Hand Held - 0.1%

Snap-on, Inc.	2,128	152,939

Toys - 1.2%

Hasbro, Inc.	29,517	1,126,664
LeapFrog Enterprises, Inc.†	595	5,367
Mattel, Inc.	44,852	1,591,349

		2,723,380

Transactional Software - 0.0%

ACI Worldwide, Inc.†	275	11,621
InnerWorkings, Inc.†	477	6,211
Synchronoss Technologies, Inc.†	285	6,527

		24,359

Transport-Equipment & Leasing - 0.1%

Fly Leasing, Ltd. ADR	5,558	75,089
Greenbrier Cos., Inc.†	6,173	99,632
TAL International Group, Inc.	3,247	110,333

		285,054

Transport-Marine - 0.1%

Tidewater, Inc.	2,300	111,619

Transport-Rail - 0.6%

CSX Corp.	1,057	21,933
Genesee & Wyoming, Inc., Class A†	289	19,322
Norfolk Southern Corp.	6,128	389,925
Union Pacific Corp.	6,902	819,267

		1,250,447

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.	278	16,277
Expeditors International of Washington, Inc.	11,300	410,868
Hub Group, Inc., Class A†	296	8,785
United Parcel Service, Inc., Class B	8,911	637,760

		1,073,690

Transport-Truck - 0.1%

Celadon Group, Inc.	392	6,299
Con-way, Inc.	2,262	61,911
Forward Air Corp.	272	8,271
Knight Transportation, Inc.	470	6,721
Old Dominion Freight Line, Inc.†	517	15,593
Swift Transportation Co.†	919	7,922
Werner Enterprises, Inc.	227	4,851

		111,568

Travel Services - 0.0%

Ambassadors Group, Inc.	4,177	22,556
Interval Leisure Group, Inc.	315	5,963

		28,519

Venture Capital - 0.1%

Hercules Technology Growth Capital, Inc.	11,742	129,279

Veterinary Diagnostics - 0.1%

Neogen Corp.†	185	7,899
VCA Antech, Inc.†	5,260	103,780

		111,679

Virtual Reality Products - 0.0%

RealD, Inc.†	469	4,193

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	232	17,001

Water - 0.1%

California Water Service Group	4,400	82,060
Connecticut Water Service, Inc.	305	9,730
York Water Co.	845	15,497

		107,287

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	2,609	7,723

Web Hosting/Design - 0.0%

Equinix, Inc.†	66	13,599
NIC, Inc.	586	8,673
Web.com Group, Inc.†	382	6,857

		29,129

Web Portals/ISP - 0.4%

Google, Inc., Class A†	1,162	876,729

Wire & Cable Products - 0.0%

Belden, Inc.	336	12,392

Wireless Equipment - 0.0%

Aruba Networks, Inc.†	898	20,192
Crown Castle International Corp.†	314	20,127
InterDigital, Inc.	332	12,377
Motorola Solutions, Inc.	360	18,198
SBA Communications Corp., Class A†	178	11,196
ViaSat, Inc.†	278	10,392

		92,482

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	344	4,269

Total Common Stock
(cost $115,522,680)		135,669,618

CONVERTIBLE PREFERRED STOCK - 0.0%
Real Estate Investment Trusts - 0.0%

Entertainment Properties Trust Series E 9.00% (cost $66,827)	2,382	68,316

EXCHANGE-TRADED FUNDS - 1.4%

iShares MSCI Emerging Markets Index Fund (cost $2,984,843)	76,700	3,169,244

PREFERRED STOCK - 0.0%
Real Estate Investment Trusts - 0.0%

Alexandria Real Estate Equities, Inc. Series D 7.00% (cost $28,322)	1,666	45,565

ASSET BACKED SECURITIES - 4.8%
Diversified Financial Services - 4.8%

ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.56% due 05/25/2035	$524,234	507,657
AmeriCredit Automobile Receivables Trust Series 2011-1, Class A3 1.39% due 09/08/2015	390,000	392,290
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R4, Class M1 0.65% due 07/25/2035	450,000	340,743
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2007-4, Class AM 5.99% due 02/10/2051(1)	300,000	318,901
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/2036(2)	29,148	28,989
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.59% due 10/25/2035*(3)	64,895	62,879
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.61% due 02/25/2036*(3)	400,000	293,144
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 5A6 4.00% due 11/25/2036*(3)	328,625	341,943
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/2037*(2)(3)	228,580	225,889
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(3)	361,165	357,122
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 6A6 4.50% due 12/25/2036*(3)	164,572	170,976
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.53% due 01/15/2046(1)	300,000	322,156
Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.87% due 12/25/2034	26,932	26,632
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(3)	15,842	16,174
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.18% due 05/25/2034(3)	21,910	21,227
Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/2037*(3)	194,501	206,604
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/2047*(3)	261,268	274,682
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.50% due 10/25/2035	92,169	90,969
First Horizon Alternative Mtg. Securities FRS Series 2004-AA3, Class A3 2.56% due 09/25/2034(3)	200,000	186,279
Fremont Home Loan Trust FRS Series 2004-1, Class M2 0.97% due 02/25/2034	253,011	229,275
GS Mtg. Securities Corp. II VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(1)	300,000	348,258
Jefferies & Co., Inc. VRS Series 2009-R2, Class 2A 3.64% due 12/26/2037*(3)	315,475	317,790
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(3)	326,705	338,616
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2011-C5, Class A3 4.17% due 08/15/2046(1)	400,000	457,954
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/2047(1)	340,000	391,609
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class AM 5.51% due 01/12/2043(1)	200,000	199,657
MASTR Adjustable Rate Mtg. Trust FRS Series 2004-7, Class 6A1 0.66% due 08/25/2034(3)	40,431	40,274
Morgan Stanley Capital I VRS Series 2005-T17, Class AJ 4.84% due 12/13/2041(1)	300,000	312,489
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AJ 5.39% due 11/12/2041(1)	400,000	336,011

Morgan Stanley Capital I VRS Series 2007-HQ11, Class AM 5.48% due 02/12/2044(1)	400,000	440,601
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 5A2 2.54% due 06/25/2036(3)	127,486	126,278
Morgan Stanley Re-REMIC Trust Series 2010-R1, Class 1B 2.94% due 07/26/2035*(3)	200,000	193,677
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 3.01% due 07/26/2035*(3)	300,000	266,940
Morgan Stanley Re-REMIC Trust Series 2009-R3, Class 1A 5.50% due 10/26/2035*(3)	194,951	198,740
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/2047*(3)	369,257	392,191
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.70% due 07/25/2035	200,000	195,982
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(3)	148,834	152,303
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	97,265	98,626
Soundview Home Equity Loan Trust FRS Series 2005-CTX1, Class M1 0.64% due 11/25/2035	60,000	53,506
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C22, Class AM 5.52% due 12/15/2044(1)	289,000	312,509
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.92% due 05/15/2043(1)	300,000	330,162
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.68% due 10/25/2034	54,058	49,085
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/2044*(1)	350,000	400,303
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(1)	300,000	352,041

Total Asset Backed Securities
(cost $10,321,192)		10,720,133

CONVERTIBLE BONDS & NOTES - 0.1%
Pharmacy Services - 0.1%

Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035 (cost $138,174)	149,000	147,137

U.S. CORPORATE BONDS & NOTES - 15.0%
Aerospace/Defense - 0.3%

Lockheed Martin Corp. Senior Notes 6.15% due 09/01/2036	500,000	648,351

Aerospace/Defense-Equipment - 0.1%

United Technologies Corp. Senior Notes 1.20% due 06/01/2015	250,000	254,500

Alternative Waste Technology - 0.1%

ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	250,000	255,000

Auto/Truck Parts & Equipment-Original - 0.1%

Accuride Corp. Senior Sec.Notes 9.50% due 08/01/2018	250,000	256,875

Banks-Commercial - 0.1%

Wachovia Bank NA Sub. Notes 0.82% due 11/03/2014	250,000	247,867

Banks-Super Regional - 0.6%

JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	295,844
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/21/2021(9)	250,000	279,383
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	261,724
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/2014	250,000	261,525
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(9)	250,000	287,187

		1,385,663

Beverages-Non-alcoholic - 0.1%

Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	250,000	241,250

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	250,000	253,541

Cable/Satellite TV - 0.3%

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	628,323

Casino Hotels - 0.2%

Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	262,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/2017	250,000	276,563

		539,063

Casino Services - 0.3%

Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/2017	500,000	565,000

Chemicals-Diversified - 0.1%

Dow Chemical Co. Senior Notes 7.60% due 05/15/2014	250,000	276,220

Commercial Services - 0.1%

Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	250,000	246,250

Computer Services - 0.1%

International Business Machines Corp. Senior Notes 0.75% due 05/11/2015	250,000	251,629

Containers-Paper/Plastic - 0.1%

Sealed Air Corp. Senior Notes 6.88% due 07/15/2033*	250,000	235,000

Diversified Banking Institutions - 1.1%

Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	269,034
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/2018(9)	500,000	550,730
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	250,000	263,680
Citigroup, Inc. Senior Notes 6.50% due 08/19/2013	250,000	262,425
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	551,217
Morgan Stanley Senior Notes 6.25% due 08/09/2026	500,000	562,579

		2,459,665

Diversified Financial Services - 0.4%

General Electric Capital Corp. Senior Notes 0.65% due 09/15/2014	250,000	248,653
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	500,000	573,784

		822,437

Electric-Integrated - 0.7%

Metropolitan Edison Co. Senior Notes 4.95% due 03/15/2013	500,000	509,355
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/2035	500,000	603,916
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	500,000	537,338

		1,650,609

Electric-Transmission - 0.3%

Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	626,993

Finance-Auto Loans - 0.4%

Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	750,000	790,503

Finance-Investment Banker/Broker - 0.4%

Jefferies Group, Inc. Senior Notes 3.88% due 11/09/2015	250,000	251,562
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/2018	250,000	253,750
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/2019	250,000	286,875

		792,187

Food-Misc./Diversified - 0.4%

Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	263,833
Ingredion, Inc. Senior Notes 4.63% due 11/01/2020	500,000	560,290

		824,123

Gas-Distribution - 0.1%

Sempra Energy Senior Notes 2.30% due 04/01/2017	250,000	261,639

Independent Power Producers - 0.5%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	555,000

NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	270,625

NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/2019	250,000	270,000

		1,095,625

Insurance-Mutual - 0.1%

New York Life Global Funding Senior Notes 5.25% due 10/16/2012*	250,000	250,451

Insurance-Property/Casualty - 0.3%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	559,597

Insurance-Reinsurance - 0.1%

Berkshire Hathaway Finance Corp. Company Guar. Notes 1.50% due 01/10/2014	250,000	253,670

Medical-Biomedical/Gene - 0.5%

Amgen, Inc. Senior Notes 3.88% due 11/15/2021	500,000	537,260
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	500,000	568,321

		1,105,581

Medical-HMO - 0.3%

MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	500,000	552,500

MRI/Medical Diagnostic Imaging - 0.3%

Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/2016	750,000	641,250

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	500,000	591,894

Oil & Gas Drilling - 0.1%

Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	268,289

Oil Companies-Exploration & Production - 0.2%

Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	536,250

Oil Companies-Integrated - 0.1%

Phillips 66 Company Guar. Notes 4.30% due 04/01/2022*	250,000	273,714

Oil Refining & Marketing - 0.1%

Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	257,500

Physical Therapy/Rehabilitation Centers - 0.3%

HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	500,000	541,250

Pipelines - 1.0%

DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	250,000	262,817
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/2026	750,000	984,377
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/2032	500,000	720,657
Plains All American Pipeline LP / PAA Finance Corp. Company Guar. Notes 3.95% due 09/15/2015	250,000	271,628

		2,239,479

Property Trust - 0.1%

WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	250,000	272,923

Real Estate Investment Trusts - 2.2%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	266,743
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	500,000	580,608
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	270,513
ERP Operating LP Senior Notes 5.50% due 10/01/2012	150,000	150,000
HCP, Inc. Senior Notes 6.00% due 03/01/2015	750,000	822,902
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	500,000	550,515
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	262,636
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/2013	250,000	254,589
Shurgard Storage Centers LLC Senior Notes 5.88% due 03/15/2013	1,000,000	1,021,941
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	500,000	554,548
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	245,994

		4,980,989

Rental Auto/Equipment - 0.3%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	500,000	546,317

Retail-Automobile - 0.1%

Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/2018	250,000	273,125

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 1.50% due 10/25/2015	250,000	257,909

Retail-Regional Department Stores - 0.2%

Neiman Marcus Group, Inc. Company Guar. Notes 10.38% due 10/15/2015	500,000	510,000

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Sub. Notes 5.50% due 01/15/2013†(4)(10)(12)	125,000	13

Special Purpose Entities - 0.2%

Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. Company Guar. Notes 8.38% due 02/15/2018*	250,000	260,000
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/2017(2)	250,000	268,468

		528,468

Steel-Producers - 0.1%

Nucor Corp. Senior Notes 5.00% due 12/01/2012	300,000	302,060

Steel-Specialty - 0.3%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	500,000	551,923

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	270,176

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	600,862

Telephone-Integrated - 0.1%

AT&T, Inc. Senior Notes 2.50% due 08/15/2015	250,000	262,690

Transport-Services - 0.1%

United Parcel Service, Inc. Senior Notes 4.50% due 01/15/2013	250,000	253,050

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/2017*	250,000	256,464

Total U.S. CORPORATE BONDS & NOTES (cost $30,913,321)		33,546,707

FOREIGN CORPORATE BONDS & NOTES - 3.1%
Banks-Commercial - 0.4%

ING Bank NV Notes 3.75% due 03/07/2017*	250,000	263,426
ING Bank NV Senior Notes 4.00% due 03/15/2016*	250,000	264,363
Westpac Banking Corp. Senior Notes 3.00% due 08/04/2015	250,000	263,887

		791,676

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	561,250
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	500,000	520,000

		1,081,250

Diversified Banking Institutions - 0.1%

Morgan Stanley Senior Notes 6.00% due 05/13/2014	250,000	264,991

Diversified Minerals - 0.2%

Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	535,691

Insurance-Reinsurance - 0.2%

Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/2020	500,000	550,305

Medical-Drugs - 0.4%

Elan Finance PLC / Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/2016	500,000	547,000
Sanofi Senior Notes 1.20% due 09/30/2014	250,000	253,427

		800,427

Oil Companies-Integrated - 1.0%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	580,776
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/2013	250,000	262,944

Petro-Canada Senior Notes 4.00% due 07/15/2013	750,000	769,408
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	250,000	281,693
Total Capital SA Company Guar. Notes 3.00% due 06/24/2015	250,000	266,065

		2,160,886

Oil-Field Services - 0.1%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	261,456

Steel-Producers - 0.2%

ArcelorMittal Senior Notes 5.75% due 03/01/2021	500,000	476,365

Total Foreign Corporate Bonds & Notes
(cost $6,550,718)		6,923,047

U.S. GOVERNMENT AGENCIES - 11.6%
Federal Home Loan Mtg. Corp. - 4.5%

0.63% due 12/29/2014	250,000	251,535
3.00% due 01/01/2027	333,485	355,831
3.00% due 02/01/2027	374,968	399,215
3.00% due 04/01/2042	290,728	306,777
3.50% due 11/01/2041	170,175	182,606
3.50% due 02/01/2042	374,020	401,341
3.50% due 07/01/2042	406,850	437,714
4.00% due 08/01/2026	186,631	198,629
4.00% due 10/01/2039	146,017	157,036
4.00% due 12/01/2040	378,169	406,941
4.00% due 10/01/2041	243,601	262,287
4.50% due 07/01/2039	576,497	638,522
4.50% due 03/01/2041	246,263	269,911
5.00% due 08/01/2033	388,612	429,109
5.00% due 04/01/2035	247,653	269,135
5.00% due 01/01/2040	304,398	340,761
5.00% due 06/01/2041	147,319	162,031
5.50% due 11/01/2017	53,797	58,284
5.50% due 01/01/2018	66,311	71,842
5.50% due 11/01/2018	157,127	172,223
5.50% due 05/01/2031	57,009	62,463
5.50% due 12/01/2033	263,106	289,029
5.50% due 09/01/2035	306,103	335,497
5.50% due 01/01/2036	203,571	224,767
6.00% due 04/01/2017	38,395	41,605
6.00% due 05/01/2017	66,211	71,746
6.00% due 05/01/2031	34,836	39,036
6.00% due 09/01/2032	21,614	24,220
6.00% due 01/01/2035	574,032	638,754
6.00% due 06/01/2038	391,263	434,251
6.50% due 02/01/2014	4,478	4,560
6.50% due 01/01/2032	139,858	159,133
7.00% due 02/01/2015	3,392	3,620
7.00% due 03/01/2015	9,589	10,026
7.00% due 06/01/2015	2,974	3,165
7.00% due 03/01/2016	14,513	15,445
7.00% due 01/01/2032	18,312	21,649
7.50% due 12/01/2030	33,588	38,598
7.50% due 01/01/2031	55,085	67,764
7.50% due 02/01/2031	8,066	9,912
8.00% due 08/01/2030	12,647	13,216
Federal Home Loan Mtg. Corp. REMIC
Series 4033, Class ED
2.50% due 10/15/2036(3)	393,385	402,578
Series 3805, Class EG
3.50% due 06/15/2040(3)	208,472	217,063
Series 3741, Class PI
4.00% due 02/15/2035(3)(5)	526,198	50,960
Series 3754, Class MB
4.00% due 01/15/2039(3)	300,000	322,958
Series 3924, Class LB
4.00% due 05/15/2039(3)	200,000	220,059
Series 3837, Class JZ
4.00% due 04/15/2041(3)	105,820	112,904
Series 3844, Class QE
4.50% due 12/15/2040(3)	155,163	169,294
Series 3899, Class PB
4.50% due 07/15/2041(3)	300,000	338,841

		10,114,843

Federal National Mtg. Assoc. - 4.9%

2.50% due 05/01/2027	384,584	404,685
2.50% due 06/01/2027	584,623	615,407
3.00% due 08/01/2042	199,241	210,544
3.50% due 01/01/2041	177,465	190,505
3.50% due 03/01/2042	292,182	313,698
3.50% due 09/01/2042	221,643	240,216
4.00% due 09/01/2040	814,317	895,003
4.00% due 01/01/2041	793,475	855,979
4.00% due 02/01/2041	246,061	265,444
4.00% due 11/01/2041	278,184	300,184
4.50% due 08/01/2040	375,227	407,435
4.50% due 09/01/2040	367,852	399,428
5.00% due 08/01/2033	239,280	262,968
5.00% due 06/01/2034	308,242	336,878
5.00% due 08/01/2035	225,528	246,903
5.00% due 12/01/2039	250,073	276,744
5.00% due 05/01/2040	197,105	217,818
5.00% due 06/01/2040	372,700	416,759
5.50% due 02/01/2034	487,510	531,246
5.50% due 04/01/2034	170,115	187,827
5.50% due 08/01/2034	97,191	106,307
6.00% due 08/01/2018	16,360	18,067
6.00% due 05/01/2031	22,530	25,443
6.00% due 08/01/2031	169,797	191,753
6.00% due 04/01/2032	53,716	60,796
6.50% due 06/01/2019	16,658	18,728
6.50% due 09/01/2024	38,142	43,145
6.50% due 09/01/2025	6,726	7,662
6.50% due 11/01/2025	11,862	13,555
6.50% due 05/01/2026	23,023	26,385
6.50% due 11/01/2027	861	987
6.50% due 07/01/2029	99,080	115,575

6.50% due 01/01/2032	18,488	21,495
6.50% due 03/01/2032	100,131	115,796
6.50% due 04/01/2032	139,340	161,139
6.50% due 12/01/2032	43,858	50,719
6.50% due 07/01/2034	114,054	130,629
6.50% due 10/01/2037	172,194	195,374
7.00% due 05/01/2015	856	908
7.00% due 12/01/2015	898	952
7.00% due 01/01/2016	7,430	7,880
7.00% due 04/01/2016	6,930	7,455
7.00% due 05/01/2029	15,456	18,558
7.00% due 09/01/2029	7,846	9,420
7.00% due 12/01/2029	1,483	1,650
7.00% due 01/01/2031	6,351	7,623
7.50% due 11/01/2030	23,874	26,658
7.50% due 01/01/2031	167,264	188,279
7.50% due 02/01/2031	20,883	22,998
7.50% due 03/01/2031	15,856	17,544
8.00% due 01/01/2016	71,449	76,712
Federal National Mtg. Assoc. REMIC
Series 2012-52, Class NB
3.50% due 12/25/2039(3)	294,307	306,477
Series 2010-151, Class PI
4.00% due 05/25/2028(3)(5)	445,806	27,571
Series 2011-31, Class QA
4.00% due 04/25/2041(3)	140,687	141,204
Series 2009-26, Class AI
4.50% due 04/25/2024(3)(5)	4,510,696	348,825
Series 2009-19, Class PW
4.50% due 10/25/2036(3)	300,000	337,219
Series 2007-84, Class P
5.00% due 08/25/2037(3)	171,098	188,011
Series 2002-16, Class TM
7.00% due 04/25/2032(3)	247,306	290,965
Series 1993-248, Class SA FRS
7.57% due 08/25/2023(3)(6)	36,767	38,092

		10,944,227

Government National Mtg. Assoc. - 2.2%

3.50% due 05/20/2027	195,315	210,352
3.50% due 11/15/2041	286,952	314,898
4.00% due 10/15/2041	292,360	323,078
4.50% due 10/15/2039	254,110	281,569
4.50% due 06/15/2041	268,822	297,199
5.00% due 02/15/2040	252,369	279,865
5.50% due 07/20/2033	283,123	317,890
5.50% due 02/20/2034	201,830	226,866
5.50% due 03/20/2034	189,017	212,463
6.00% due 05/20/2032	72,399	82,706
6.00% due 07/20/2033	168,065	192,408
6.50% due 11/15/2023	33,702	38,802
6.50% due 12/15/2023	127,085	147,441
6.50% due 02/15/2024	47,182	54,714
6.50% due 03/20/2027	3,534	4,109
6.50% due 04/20/2027	21,507	25,006
6.50% due 04/20/2034	90,837	105,673
7.00% due 12/15/2022	6,305	7,326
7.00% due 05/15/2023	3,566	4,174
7.00% due 06/15/2023	2,664	3,118
7.00% due 12/15/2023	8,261	9,603
7.00% due 04/15/2028	12,691	15,195
7.50% due 08/15/2030	15,327	15,874
7.50% due 09/15/2030	4,858	5,229
7.50% due 11/15/2030	35,225	39,189
7.50% due 01/15/2031	18,833	23,127
Government National Mtg. Assoc. REMIC
Series 2011-126, Class IO VRS
1.62% due 04/16/2053(3)(5)	3,919,157	331,392
Series 2009-94, Class KB
3.00% due 09/16/2039(3)	178,863	186,132
Series 2012-3, Class LA
3.50% due 03/20/2038(3)	399,035	426,105
Series 2011-128, Class BI
4.00% due 09/16/2026(3)(5)	1,600,406	173,693
Series 2011-28, Class V
4.00% due 02/20/2034(3)	286,928	315,923
Series 2010-165, Class IP
4.00% due 04/20/2038(3)(5)	870,241	109,113
Series 2002-70, Class PA
4.50% due 08/20/2032(3)	28,237	30,233
Series 2010-107, Class IO
4.50% due 04/20/2036(3)(5)	324,999	51,310

		4,861,775

Total U.S. Government Agencies (cost $24,524,370)		25,920,845

U.S. GOVERNMENT TREASURIES - 0.9%
United States Treasury Bonds - 0.3%

3.75% due 08/15/2041	250,000	298,906
6.25% due 08/15/2023	300,000	435,328

		734,234

United States Treasury Notes - 0.6%

1.75% due 10/31/2018	400,000	421,500
1.88% due 02/28/2014	240,000	245,597
2.13% due 05/31/2015	330,000	345,958
4.13% due 05/15/2015	250,000	274,942

		1,287,997

Total U.S. Government Treasuries (cost $1,949,020)		2,022,231

LOANS - 0.1%
Casino Hotels - 0.1%

CCM Merger, Inc. Term Loan 7.00% due 02/01/17(7)(8) (cost $225,112)	225,112	227,363

Total Long-Term Investment Securities (cost $193,224,579)		218,460,206

REPURCHASE AGREEMENT - 1.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/28/12, to be repurchased 10/01/12 in the amount of $3,758,003 and collateralized by $3,820,000 of United States Treasury Notes, bearing interest at 0.38% due 04/15/2015 and having approximate value of $3,834,256 (cost $3,758,000)	3,758,000	3,758,000

TOTAL INVESTMENTS (cost $196,982,579)(13)	99.3%	222,218,206
Other assets less liabilities	0.7	1,465,024

NET ASSETS	100.0%	$223,683,230

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $8,948,894 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate. The interest rate shown is the current interest rate at September 30, 2012.
(3)	Collateralized Mortgage Obligation
(4)	Security in default
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2012.
(7)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	Perpetual maturity – maturity date reflects the next call date
(10)	Illiquid Security. At September 30, 2012, the aggregate value of these securities was $215,143 representing 0.1% of net assets.
(11)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(12)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(13)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

REMIC - Real Estate Mortgage Investment Conduit

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2012 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$1,859,790	$215,130	$—	$2,074,920
Other Industries*	133,594,698	—	—	133,594,698
Convertible Preferred Stock	68,316	—	—	68,316
Exchange-Traded Funds	3,169,244	—	—	3,169,244
Preferred Stock	45,565	—	—	45,565
Asset Backed Securities	—	10,720,133	—	10,720,133
Convertible Bonds & Notes	—	147,137	—	147,137
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	33,546,694	—	33,546,694
Foreign Corporate Bonds & Notes	—	6,923,047	—	6,923,047
U.S. Government Agencies	—	25,920,845	—	25,920,845
U.S. Government Treasuries	—	2,022,231	—	2,022,231
Loans	—	—	227,363	227,363
Repurchase Agreement	—	3,758,000	—	3,758,000

Total	$138,737,613	$83,253,217	$227,376	$222,218,206

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.2%
Aerospace/Defense - 0.4%

Boeing Co.	1,650	$114,873

Aerospace/Defense-Equipment - 0.1%

BE Aerospace, Inc.†	1,035	43,574

Applications Software - 3.1%

Check Point Software Technologies, Ltd.†	2,500	120,400
Microsoft Corp.	27,760	826,693

		947,093

Banks-Super Regional - 1.5%

Wells Fargo & Co.	13,285	458,731

Beverages-Non-alcoholic - 2.0%

PepsiCo, Inc.	8,685	614,637

Building-Residential/Commercial - 1.3%

D.R. Horton, Inc.	18,455	380,911

Cable/Satellite TV - 0.5%

Comcast Corp., Class A	3,975	142,186

Casino Hotels - 1.3%

Las Vegas Sands Corp.	8,475	392,986

Coffee - 0.6%

Green Mountain Coffee Roasters, Inc.†	7,300	173,375

Commercial Services-Finance - 0.9%

Global Payments, Inc.	500	20,915
Western Union Co.	13,915	253,531

		274,446

Computer Services - 1.1%

Accenture PLC, Class A	1,700	119,051
iGATE Corp.†	1,100	19,987
International Business Machines Corp.	900	186,705

		325,743

Computers - 4.9%

Apple, Inc.	2,220	1,481,317

Computers-Memory Devices - 2.4%

EMC Corp.†	26,295	717,065
NetApp, Inc.†	530	17,426

		734,491

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	6,370	441,823

Distribution/Wholesale - 1.2%

Arrow Electronics, Inc.†	3,200	107,872
WESCO International, Inc.†	4,715	269,698

		377,570

Diversified Banking Institutions - 4.8%

Citigroup, Inc.	16,600	543,152
JPMorgan Chase & Co.	22,460	909,181

		1,452,333

Diversified Manufacturing Operations - 3.6%

Eaton Corp.	8,470	400,292
General Electric Co.	30,915	702,080

		1,102,372

E-Commerce/Products - 1.3%

eBay, Inc.†	8,425	407,854

E-Commerce/Services - 0.4%

IAC/InterActiveCorp	2,585	134,575

Electric-Integrated - 0.7%

NextEra Energy, Inc.	3,010	211,693

Enterprise Software/Service - 1.9%

Oracle Corp.	18,625	586,501

Finance-Credit Card - 0.8%

Discover Financial Services	6,275	249,306

Financial Guarantee Insurance - 0.6%

Assured Guaranty, Ltd.	12,600	171,612

Gas-Distribution - 0.6%

National Grid PLC ADR	3,300	182,688

Gold Mining - 1.8%

Barrick Gold Corp.	12,825	535,572

Hotel/Motels - 0.4%

Starwood Hotels & Resorts Worldwide, Inc.	2,045	118,528

Human Resources - 0.2%

Manpower, Inc.	2,000	73,600

Instruments-Controls - 0.5%

Honeywell International, Inc.	2,335	139,516

Insurance-Life/Health - 2.9%

Aflac, Inc.	18,010	862,319

Investment Management/Advisor Services - 2.2%

Ameriprise Financial, Inc.	2,460	139,457
BlackRock, Inc.	1,900	338,770
Waddell & Reed Financial, Inc., Class A	5,700	186,789

		665,016

Machinery-Construction & Mining - 1.3%

Joy Global, Inc.	6,900	386,814

Machinery-Farming - 0.5%

Deere & Co.	1,800	148,482

Machinery-Pumps - 1.0%

Flowserve Corp.	2,465	314,879

Medical Instruments - 1.3%

St. Jude Medical, Inc.	9,090	382,962

Medical Products - 0.7%

Covidien PLC	3,320	197,274

Medical-Biomedical/Gene - 2.3%

Amgen, Inc.	8,075	680,884

Medical-Drugs - 5.3%

AstraZeneca PLC ADR	5,400	258,444
Eli Lilly & Co.	11,000	521,510
Merck & Co., Inc.	18,405	830,066

		1,610,020

Medical-Generic Drugs - 1.5%

Teva Pharmaceutical Industries, Ltd. ADR	10,715	443,708

Medical-HMO - 1.5%

Cigna Corp.	3,730	175,944
UnitedHealth Group, Inc.	5,100	282,591

		458,535

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	5,235	204,008

Multimedia — 0.3%

Walt Disney Co.	2,000	104,560

Networking Products - 2.0%

Cisco Systems, Inc.	31,645	604,103

Oil & Gas Drilling - 1.8%

Noble Corp.	15,255	545,824

Oil Companies-Exploration & Production - 2.6%

Anadarko Petroleum Corp.	5,920	413,926
Whiting Petroleum Corp.†	7,900	374,302

		788,228

Oil Companies-Integrated - 5.7%

BP PLC ADR	8,775	371,709
Exxon Mobil Corp.	13,170	1,204,397
Petroleo Brasileiro SA ADR	5,795	132,937

		1,709,043

Oil Field Machinery & Equipment - 0.7%

Cameron International Corp.†	2,100	117,747
National Oilwell Varco, Inc.	1,100	88,121

		205,868

Pharmacy Services - 0.4%

Express Scripts Holding Co.†	2,000	125,340

Retail-Apparel/Shoe - 0.6%

Express, Inc.†	4,400	65,208
Ross Stores, Inc.	1,600	103,360

		168,568

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc.	825	56,463

Retail-Bedding - 0.9%

Bed Bath & Beyond, Inc.†	4,100	258,300

Retail-Building Products - 2.2%

Home Depot, Inc.	1,540	92,970
Lowe’s Cos., Inc.	19,335	584,690

		677,660

Retail-Discount - 1.8%

Dollar General Corp.†	4,295	221,364
Wal-Mart Stores, Inc.	4,410	325,458

		546,822

Retail-Drug Store - 2.2%

CVS Caremark Corp.	7,740	374,771
Walgreen Co.	7,545	274,940

		649,711

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	1,470	81,115

Retail-Restaurants - 0.9%

McDonald’s Corp.	300	27,525
Starbucks Corp.	4,760	241,570

		269,095

Schools - 0.3%

ITT Educational Services, Inc.†	3,150	101,525

Semiconductor Components-Integrated Circuits - 2.2%

Analog Devices, Inc.	5,285	207,119
QUALCOMM, Inc.	7,185	448,991

		656,110

Telecommunication Equipment - 0.3%

Juniper Networks, Inc.†	5,685	97,271
Nortel Networks Corp.†	147	1

		97,272

Telephone-Integrated - 2.2%

AT&T, Inc.	17,925	675,773

Television - 0.9%

CBS Corp., Class B	7,740	281,194

Tobacco - 2.5%

Altria Group, Inc.	6,500	217,035
Philip Morris International, Inc.	6,085	547,285

		764,320

Toys - 0.5%

Mattel, Inc.	4,050	143,694

Transport-Services - 0.8%

United Parcel Service, Inc., Class B	3,265	233,676

Vitamins & Nutrition Products - 0.5%

Herbalife, Ltd.	3,500	165,900

Web Portals/ISP - 2.8%

Google, Inc., Class A†	1,110	837,495

Total Long-Term Investment Securities
(cost $27,417,982)		29,372,466

REPURCHASE AGREEMENTS - 4.4%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$330,000	330,000
Barclays Capital PLC Joint Repurchase Agreement(1)	190,000	190,000
BNP Paribas SA Joint Repurchase Agreement(1)	190,000	190,000
Deutsche Bank AG Joint Repurchase Agreement(1)	165,000	165,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	255,000	255,000
UBS Securities LLC Joint Repurchase Agreement(1)	205,000	205,000

Total Repurchase Agreements
(cost $1,335,000)		1,335,000

TOTAL INVESTMENTS
(cost $28,752,982) (2)	101.6%	30,707,466
Liabilities in excess of other assets	(1.6)	(473,644)

NET ASSETS	100.0%	$30,233,822

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR  -  American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$1,610,020	$—	$—	$1,610,020
Oil Companies-Integrated	1,709,043	—	—	1,709,043
Other Industries*	26,053,403	—	—	26,053,403
Repurchase Agreements	—	1,335,000	—	1,335,000

Total	$29,372,466	$1,335,000	$—	$30,707,466

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.9%
Aerospace/Defense - 0.4%

Boeing Co.	20,400	$1,420,248

Aerospace/Defense-Equipment - 0.2%

BE Aerospace, Inc.†	16,500	694,650

Agricultural Chemicals - 0.5%

Agrium, Inc.	17,300	1,789,858

Apparel Manufacturers - 0.6%

Michael Kors Holdings, Ltd.†	8,600	457,348
True Religion Apparel, Inc.	88,300	1,883,439

		2,340,787

Applications Software - 2.6%

Check Point Software Technologies, Ltd.†	65,800	3,168,928
Microsoft Corp.	229,585	6,837,041

		10,005,969

Banks-Super Regional - 1.6%

Wells Fargo & Co.	177,550	6,130,802

Beverages-Non-alcoholic - 1.5%

PepsiCo, Inc.	81,620	5,776,247

Building-Residential/Commercial - 1.5%

D.R. Horton, Inc.	284,500	5,872,080

Cable/Satellite TV - 0.6%

Comcast Corp., Class A	63,415	2,268,355

Casino Hotels - 0.8%

Las Vegas Sands Corp.	63,800	2,958,406

Chemicals-Diversified - 0.3%

Celanese Corp., Series A	30,100	1,141,091

Coffee - 0.7%

Green Mountain Coffee Roasters, Inc.†	112,800	2,679,000

Commercial Services-Finance - 2.3%

Global Payments, Inc.	55,700	2,329,931
Western Union Co.	221,490	4,035,548
Wright Express Corp.†	34,300	2,391,396

		8,756,875

Computer Services - 0.9%

iGATE Corp.†	181,000	3,288,770

Computers - 5.3%

Apple, Inc.	30,415	20,294,713

Computers-Memory Devices - 1.9%

EMC Corp.†	204,955	5,589,123
NetApp, Inc.†	50,800	1,670,304

		7,259,427

Cosmetics & Toiletries - 1.5%

Procter & Gamble Co.	81,700	5,666,712

Distribution/Wholesale - 1.8%

Arrow Electronics, Inc.†	75,400	2,541,734
WESCO International, Inc.†	72,200	4,129,840

		6,671,574

Diversified Banking Institutions - 3.4%

Citigroup, Inc.	180,600	5,909,232
JPMorgan Chase & Co.	174,455	7,061,938

		12,971,170

Diversified Manufacturing Operations - 2.7%

Eaton Corp.	70,065	3,311,272
General Electric Co.	310,310	7,047,140

		10,358,412

E-Commerce/Products - 1.0%

eBay, Inc.†	77,915	3,771,865

E-Commerce/Services - 0.8%

IAC/InterActiveCorp	61,530	3,203,252

Electric-Integrated - 0.8%

NextEra Energy, Inc.	45,245	3,182,081

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	51,400	1,976,330

Enterprise Software/Service - 1.2%

Oracle Corp.	149,900	4,720,351

Finance-Credit Card - 1.6%

Discover Financial Services	150,675	5,986,318

Financial Guarantee Insurance - 0.7%

Assured Guaranty, Ltd.	207,983	2,832,728

Gas-Distribution - 0.6%

National Grid PLC ADR	42,800	2,369,408

Gold Mining - 1.6%

Barrick Gold Corp.	150,560	6,287,386

Hotel/Motels - 0.4%

Starwood Hotels & Resorts Worldwide, Inc.	25,005	1,449,290

Human Resources - 0.6%

Manpower, Inc.	66,700	2,454,560

Instruments-Controls - 0.5%

Honeywell International, Inc.	30,885	1,845,379

Instruments-Scientific - 0.6%

Waters Corp.†	26,500	2,208,245

Insurance-Life/Health - 2.9%

Aflac, Inc.	231,151	11,067,510

Investment Management/Advisor Services - 2.7%

Ameriprise Financial, Inc.	84,050	4,764,794
BlackRock, Inc.	8,980	1,601,134
Waddell & Reed Financial, Inc., Class A	122,800	4,024,156

		10,390,084

Machinery-Construction & Mining - 1.5%

Joy Global, Inc.	98,675	5,531,721

Machinery-Farming - 0.0%

AGCO Corp.†	2,500	118,700

Machinery-Pumps - 1.3%

Flowserve Corp.	38,156	4,874,047

Medical Instruments - 1.4%

St. Jude Medical, Inc.	130,565	5,500,703

Medical Products - 0.9%

Covidien PLC	55,510	3,298,404

Medical-Biomedical/Gene - 1.7%

Amgen, Inc.	77,020	6,494,326

Medical-Drugs - 4.0%

Eli Lilly & Co.	134,865	6,393,950
Merck & Co., Inc.	200,465	9,040,971

		15,434,921

Medical-Generic Drugs - 1.2%

Teva Pharmaceutical Industries, Ltd. ADR	63,905	2,646,306
Watson Pharmaceuticals, Inc.†	20,300	1,728,748

		4,375,054

Medical-HMO - 1.5%

Cigna Corp.	123,925	5,845,542

Medical-Hospitals - 0.6%

Universal Health Services, Inc., Class B	46,200	2,112,726

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	65,245	2,542,598

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	20,700	877,059

Networking Products - 1.7%

Cisco Systems, Inc.	344,040	6,567,724

Oil & Gas Drilling - 2.2%

Atwood Oceanics, Inc.†	57,558	2,616,011
Noble Corp.	159,430	5,704,406

		8,320,417

Oil Companies-Exploration & Production - 4.1%

Anadarko Petroleum Corp.	72,535	5,071,647
Newfield Exploration Co.†	82,500	2,583,900
Southwestern Energy Co.†	67,300	2,340,694
Whiting Petroleum Corp.†	118,700	5,624,006

		15,620,247

Oil Companies-Integrated - 3.9%

BP PLC ADR	60,095	2,545,624
Exxon Mobil Corp.	117,640	10,758,178
Petroleo Brasileiro SA ADR	77,615	1,780,488

		15,084,290

Oil Field Machinery & Equipment - 0.6%

Cameron International Corp.†	42,500	2,382,975

Retail-Apparel/Shoe - 1.4%

Buckle, Inc.	38,761	1,760,912
Chico’s FAS, Inc.	110,000	1,992,100
Express, Inc.†	119,100	1,765,062

		5,518,074

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc.	10,500	718,620

Retail-Bedding - 1.1%

Bed Bath & Beyond, Inc.†	67,100	4,227,300

Retail-Building Products - 1.5%

Home Depot, Inc.	17,700	1,068,549
Lowe’s Cos., Inc.	158,425	4,790,772

		5,859,321

Retail-Discount - 1.7%

Dollar General Corp.†	68,580	3,534,613
Wal-Mart Stores, Inc.	41,300	3,047,940

		6,582,553

Retail-Drug Store - 1.6%

CVS Caremark Corp.	48,800	2,362,896

Walgreen Co.	104,380	3,803,607

		6,166,503

Retail-Major Department Stores - 0.3%

Nordstrom, Inc.	23,660	1,305,559

Retail-Restaurants - 0.7%

Starbucks Corp.	49,910	2,532,933

Schools - 0.7%

ITT Educational Services, Inc.†	80,988	2,610,243

Semiconductor Components-Integrated Circuits - 1.7%

Analog Devices, Inc.	61,865	2,424,489
QUALCOMM, Inc.	64,445	4,027,168

		6,451,657

Telecom Equipment-Fiber Optics - 0.5%

JDS Uniphase Corp.†	161,200	1,996,462

Telecommunication Equipment - 0.6%

Juniper Networks, Inc.†	140,840	2,409,772

Telephone-Integrated - 1.8%

AT&T, Inc.	180,750	6,814,275

Television - 1.6%

CBS Corp., Class B	172,565	6,269,286

Tobacco - 1.9%

Altria Group, Inc.	64,900	2,167,011
Philip Morris International, Inc.	54,640	4,914,322

		7,081,333

Toys - 0.5%

Mattel, Inc.	55,920	1,984,042

Transport-Services - 0.8%

United Parcel Service, Inc., Class B	44,870	3,211,346

Vitamins & Nutrition Products - 0.7%

Herbalife, Ltd.	55,600	2,635,440

Web Portals/ISP - 1.9%

Google, Inc., Class A†	9,800	7,394,100

Wire & Cable Products - 0.6%

Belden, Inc.	64,600	2,382,448

Total Long-Term Investment Securities
(cost $337,189,820)		371,222,654

REPURCHASE AGREEMENTS - 3.9%

Bank of America Securities LLC Joint Repurchase Agreement(1)	$3,540,000	3,540,000
Barclays Capital PLC Joint Repurchase Agreement(1)	2,155,000	2,155,000
BNP Paribas SA Joint Repurchase Agreement(1)	2,155,000	2,155,000
Deutsche Bank AG Joint Repurchase Agreement(1)	1,885,000	1,885,000

Royal Bank of Scotland Joint Repurchase Agreement(1)	2,875,000	2,875,000
UBS Securities LLC Joint Repurchase Agreement(1)	2,335,000	2,335,000

Total Repurchase Agreements
(cost $14,945,000)		14,945,000

TOTAL INVESTMENTS
(cost $352,134,820)(2)	100.8%	$386,167,654
Liabilities in excess of other assets	(0.8)	(3,103,262)

NET ASSETS	100.0%	$383,064,392

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$20,294,713	$—	$—	$20,294,713
Other Industries*	350,927,941	—	—	350,927,941
Repurchase Agreements	—	14,945,000	—	14,945,000

Total	$371,222,654	$14,945,000	$—	$386,167,654

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.9%
Apparel Manufacturers - 2.2%

Coach, Inc.	191,970	$10,754,159
Hanesbrands, Inc.†	431,600	13,759,408

		24,513,567

Applications Software - 2.3%

Imperva, Inc.†	177,570	6,568,314
Salesforce.com, Inc.†	125,630	19,182,445

		25,750,759

Auto/Truck Parts & Equipment-Original - 0.9%

Allison Transmission Holdings, Inc.	233,224	4,692,467
WABCO Holdings, Inc.†	97,658	5,631,937

		10,324,404

Building & Construction Products-Misc. - 2.1%

Louisiana-Pacific Corp.†	881,561	11,019,513
Owens Corning†	346,040	11,578,498

		22,598,011

Building-Residential/Commercial - 1.1%

Lennar Corp., Class A	190,030	6,607,343
PulteGroup, Inc.†	342,920	5,315,260

		11,922,603

Cable/Satellite TV - 0.7%

AMC Networks, Inc., Class A†	185,820	8,086,886

Coffee - 1.0%

Green Mountain Coffee Roasters, Inc.†	470,310	11,169,863

Computer Services - 1.2%

Cognizant Technology Solutions Corp., Class A†	194,590	13,605,733

Computer Software - 1.0%

Akamai Technologies, Inc.†	292,920	11,207,119

Computers - 9.5%

Apple, Inc.	156,515	104,436,199

Computers-Integrated Systems - 0.7%

Teradata Corp.†	106,655	8,042,854

Computers-Memory Devices - 1.6%

EMC Corp.†	658,066	17,945,460

Consumer Products-Misc. - 0.5%

Jarden Corp.	107,310	5,670,260

Containers-Metal/Glass - 1.0%

Ball Corp.	129,260	5,468,991
Crown Holdings, Inc.†	144,600	5,314,050

		10,783,041

Containers-Paper/Plastic - 1.1%

Rock-Tenn Co., Class A	166,930	12,049,007

E-Commerce/Products - 6.0%

Amazon.com, Inc.†	114,500	29,119,640
eBay, Inc.†	565,990	27,399,576
Shutterfly, Inc.†	296,330	9,221,789

		65,741,005

E-Commerce/Services - 1.7%

IAC/InterActiveCorp	198,560	10,337,034
priceline.com, Inc.†	13,310	8,235,296

		18,572,330

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc.	91,380	1,710,634

Electronic Components-Semiconductors - 1.2%

Skyworks Solutions, Inc.†	568,370	13,393,639

Electronic Design Automation - 1.7%

Cadence Design Systems, Inc.†	1,450,400	18,659,396

Electronic Measurement Instruments - 1.7%

Agilent Technologies, Inc.	358,200	13,772,790
National Instruments Corp.	200,820	5,054,639

		18,827,429

Enterprise Software/Service - 2.9%

Concur Technologies, Inc.†	200,600	14,790,238
Oracle Corp.	539,650	16,993,578

		31,783,816

Entertainment Software - 1.2%

Activision Blizzard, Inc.	1,133,160	12,782,045

Filtration/Separation Products - 1.1%

Polypore International, Inc.†	331,310	11,711,808

Finance-Credit Card - 0.8%

Visa, Inc., Class A	64,650	8,681,202

Finance-Other Services - 1.0%

NYSE Euronext	430,810	10,619,467

Heart Monitors - 0.6%

HeartWare International, Inc.†	64,630	6,106,889

Human Resources - 0.8%

Team Health Holdings, Inc.†	323,620	8,779,811

Instruments-Scientific - 0.5%

Waters Corp.†	61,170	5,097,296

Insurance Brokers - 1.0%

Aon PLC	211,200	11,043,648

Internet Application Software - 0.4%

Splunk, Inc.†	110,000	4,039,200

Internet Content-Entertainment - 0.5%

Pandora Media, Inc.†	535,460	5,863,287

Internet Content-Information/News - 2.0%

LinkedIn Corp., Class A†	187,170	22,535,268

Internet Incubators - 0.5%

HomeAway, Inc.†	220,130	5,162,049

Internet Infrastructure Software - 0.9%

TIBCO Software, Inc.†	338,590	10,235,576

Investment Management/Advisor Services - 1.0%

BlackRock, Inc.	63,100	11,250,730

Lighting Products & Systems - 0.4%

Universal Display Corp.†	127,220	4,373,824

Medical Instruments - 2.5%

Edwards Lifesciences Corp.†	254,100	27,282,717

Medical-Biomedical/Gene - 3.2%

Arena Pharmaceuticals, Inc.†	460,380	3,830,361
Biogen Idec, Inc.†	55,600	8,297,188
Gilead Sciences, Inc.†	249,760	16,566,581
Regeneron Pharmaceuticals, Inc.†	46,550	7,106,323

		35,800,453

Medical-Drugs - 2.4%

Auxilium Pharmaceuticals, Inc.†	213,900	5,231,994
Elan Corp. PLC ADR†	196,860	2,110,339

Merck & Co., Inc.	315,910	14,247,541
Salix Pharmaceuticals, Ltd.†	126,400	5,351,776

		26,941,650

Medical-Wholesale Drug Distribution - 1.2%

Cardinal Health, Inc.	338,910	13,207,323

Multimedia - 2.0%

Time Warner, Inc.	254,460	11,534,672
Walt Disney Co.	211,000	11,031,080

		22,565,752

Oil Companies-Exploration & Production - 5.8%

Anadarko Petroleum Corp.	161,150	11,267,608
Apache Corp.	95,000	8,214,650
Cabot Oil & Gas Corp.	198,760	8,924,324
Cobalt International Energy, Inc.†	219,000	4,877,130
EOG Resources, Inc.	93,380	10,463,229
Pioneer Natural Resources Co.	76,700	8,007,480
Southwestern Energy Co.†	348,800	12,131,264

		63,885,685

Pharmacy Services - 1.8%

Catamaran Corp.†	202,720	19,860,478

Radio - 1.2%

Sirius XM Radio, Inc.†	4,995,590	12,988,534

Real Estate Investment Trusts - 1.2%

Host Hotels & Resorts, Inc.	851,200	13,661,760

Rental Auto/Equipment - 0.3%

Localiza Rent a Car SA	206,000	3,617,511

Research & Development - 1.0%

PAREXEL International Corp.†	355,183	10,925,429

Retail-Apparel/Shoe - 3.6%

DSW, Inc., Class A	162,870	10,866,686
Francesca’s Holdings Corp.†	184,500	5,669,685
PVH Corp.	117,820	11,042,091
Urban Outfitters, Inc.†	312,280	11,729,237

		39,307,699

Retail-Automobile - 0.8%

CarMax, Inc.†	292,640	8,281,712

Retail-Building Products - 1.1%

Lowe’s Cos., Inc.	390,440	11,806,906

Retail-Drug Store - 1.0%

CVS Caremark Corp.	223,890	10,840,754

Retail-Perfume & Cosmetics - 1.0%

Ulta Salon Cosmetics & Fragrance, Inc.	117,700	11,335,098

Retail-Restaurants - 2.4%

Buffalo Wild Wings, Inc.†	146,111	12,527,557
Burger King Worldwide, Inc.†	1,028,425	14,336,245

		26,863,802

Retail-Vitamins & Nutrition Supplements - 1.1%

GNC Holdings, Inc., Class A	306,230	11,933,783

Therapeutics - 0.1%

Onyx Pharmaceuticals, Inc.†	16,800	1,419,600

Tobacco - 1.5%

Philip Morris International, Inc.	184,620	16,604,723

Transport-Services - 0.8%

Expeditors International of Washington, Inc.	252,110	9,166,720

Web Hosting/Design - 1.8%

Equinix, Inc.†	97,170	20,021,878

Web Portals/ISP - 2.1%

Dropbox, Inc.†(1)(2)(3)	369,192	3,340,855
Google, Inc., Class A†	26,650	20,107,425

		23,448,280

X-Ray Equipment - 2.0%

Hologic, Inc.†	1,064,110	21,537,586

Total Long-Term Investment Securities
(cost $850,715,187)		1,068,381,948

REPURCHASE AGREEMENTS - 2.6%

Bank of America Securities LLC Joint Repurchase Agreement(4)	$6,910,000	6,910,000
Barclays Capital PLC Joint Repurchase Agreement(4)	4,215,000	4,215,000
BNP Paribas SA Joint Repurchase Agreement(4)	4,215,000	4,215,000
Deutsche Bank AG Joint Repurchase Agreement(4)	3,685,000	3,685,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	5,620,000	5,620,000
UBS Securities LLC Joint Repurchase Agreement(4)	4,570,000	4,570,000

Total Repurchase Agreements
(cost $29,215,000)		29,215,000

TOTAL INVESTMENTS
(cost $879,930,187)(5)	99.5%	1,097,596,948
Other assets less liabilities	0.5	5,267,514

NET ASSETS	100.0%	$1,102,864,462

†	Non-income producing security
(1)	Illiquid security. At September 30, 2012, the aggregate value of these securities was $3,340,855 representing 0.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Capital Appreciation Portfolio held the following restricted security.

Name	Acquisition Date	Shares	Acquisition Cost	Value	Market Value Per Share	Value as a % of Net Assets
Dropbox, Inc
Common Stock	05/01/2012	369,192	$3,341,872	$3,340,855	$9.05	0.3%

(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$104,436,199	$—	$—	$104,436,199
E-Commerce/ Products	65,741,005	—	—	65,741,005
Oil Companies-Exploration & Production	63,885,685	—	—	63,885,685
Web Portals/ISP	20,107,425	—	3,340,855	23,448,280
Other Industries*	810,870,779	—	—	810,870,779
Repurchase Agreements	—	29,215,000	—	29,215,000

Total	$1,065,041,093	$29,215,000	$3,340,855	$1,097,596,948

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.5%
Agricultural Chemicals - 1.3%

Mosaic Co.	51,200	$2,949,632

Building Products-Cement - 1.6%

CRH PLC	187,828	3,615,390

Chemicals-Diversified - 3.8%

LyondellBasell Industries NV, Class A	105,300	5,439,798
Sasol, Ltd. ADR	74,160	3,306,053

		8,745,851

Coal - 3.9%

Alpha Natural Resources, Inc.†	298,600	1,961,802
CONSOL Energy, Inc.	89,680	2,694,884
Mongolian Mining Corp.†	4,931,000	2,251,177
Peabody Energy Corp.	98,200	2,188,878

		9,096,741

Diversified Minerals - 6.3%

BHP Billiton PLC	352,966	10,971,908
Teck Resources, Ltd., Class B	125,792	3,704,574

		14,676,482

Forestry - 0.0%

Sino-Forest Corp.†(1)(4)	303,100	0

Gold Mining - 6.2%

AngloGold Ashanti, Ltd. ADR	61,077	2,140,749
Barrick Gold Corp.	74,300	3,104,713
Cia de Minas Buenaventura SA ADR	82,500	3,214,200
Goldcorp, Inc.	64,000	2,938,623
Kinross Gold Corp.	289,390	2,954,672

		14,352,957

Metal-Aluminum - 1.5%

Alumina, Ltd.	3,958,790	3,490,486

Metal-Copper - 6.0%

First Quantum Minerals, Ltd.	238,100	5,073,945
Freeport-McMoRan Copper & Gold, Inc.	222,300	8,798,634

		13,872,579

Metal-Diversified - 4.0%

Glencore International PLC	1,121,963	6,216,097
Vedanta Resources PLC	186,671	3,101,779

		9,317,876

Metal-Iron - 1.7%

Fortescue Metals Group, Ltd.	1,110,619	4,020,638

Oil & Gas Drilling - 2.8%

Noble Corp.	77,500	2,772,950
Patterson-UTI Energy, Inc.	230,700	3,654,288

		6,427,238

Oil Companies-Exploration & Production - 15.4%

Anadarko Petroleum Corp.	91,300	6,383,696
Canadian Natural Resources, Ltd.	68,800	2,122,576
Chesapeake Energy Corp.	122,660	2,314,594
Cobalt International Energy, Inc.†	84,800	1,888,496
Encana Corp.	118,222	2,589,075
EOG Resources, Inc.	42,680	4,782,294
Occidental Petroleum Corp.	24,100	2,074,046
Oil Search, Ltd.	568,033	4,372,018
Pioneer Natural Resources Co.	33,600	3,507,840
Southwestern Energy Co.†	85,700	2,980,646
Whiting Petroleum Corp.†	56,600	2,681,708

		35,696,989

Oil Companies-Integrated - 29.6%

BG Group PLC	513,048	10,355,869
BP PLC ADR	141,640	5,999,870
Chevron Corp.	79,910	9,314,310
ConocoPhillips	83,500	4,774,530
Imperial Oil, Ltd.	161,700	7,443,051
Marathon Petroleum Corp.	90,700	4,951,313
Petroleo Brasileiro SA ADR	165,230	3,790,376
Phillips 66	130,350	6,044,330
Repsol SA	178,446	3,460,318
Repsol SA ADR	84,000	1,621,200
Statoil ASA ADR	195,620	5,045,040
Suncor Energy, Inc.	174,872	5,752,579

		68,552,786

Oil Field Machinery & Equipment - 4.1%

Cameron International Corp.†	57,500	3,224,025
Dril-Quip, Inc.†	34,100	2,451,108
National Oilwell Varco, Inc.	47,200	3,781,192

		9,456,325

Oil Refining & Marketing - 2.6%

Reliance Industries, Ltd. GDR (LSE)*	79,723	2,509,680
Reliance Industries, Ltd. GDR (OTC)*	33,450	1,053,006
Tesoro Corp.	61,300	2,568,470

		6,131,156

Oil-Field Services - 4.2%

Baker Hughes, Inc.	68,500	3,098,255
Schlumberger, Ltd.	92,000	6,654,360

		9,752,615

Platinum - 1.0%

Anglo American Platinum, Ltd.	44,425	2,284,501

Steel-Producers - 1.5%

ArcelorMittal	235,900	3,406,396

Transport-Marine - 1.0%

Tidewater, Inc.	47,300	2,295,469

Total Common Stock
(cost $237,372,462)		228,142,107

EQUITY CERTIFICATES - 1.1%
Diversified Minerals - 1.1%

Morgan Stanley - NMDC, Ltd.†(1)(2) (cost $4,559,622)	687,833	2,522,857

Total Long-Term Investment Securities
(cost $241,932,084)		230,664,964

REPURCHASE AGREEMENTS - 1.6%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$880,000	880,000
Barclays Capital PLC Joint Repurchase Agreement(3)	530,000	530,000
BNP Paribas SA Joint Repurchase Agreement(3)	530,000	530,000
Deutsche Bank AG Joint Repurchase Agreement(3)	460,000	460,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	705,000	705,000

UBS Securities LLC Joint Repurchase Agreement(3)	575,000	575,000

Total Repurchase Agreements
(cost $3,680,000)		3,680,000

TOTAL INVESTMENTS
(cost $245,612,084) (5)	101.2%	234,344,964
Liabilities in excess of other assets	(1.2)	(2,696,549)

NET ASSETS	100.0%	$231,648,415

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $3,562,686 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At September 30, 2012, the aggregate value of these securities was $2,522,857 representing 1.1% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2012, the Natural Resources Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a% of Net Assets
Morgan Stanley – NMDC, Ltd. Equity Certificates	03/23/2010	262,333	$1,735,910
	03/30/2010	255,300	1,689,856
	03/31/2010	170,200	1,133,856

		687,833	$4,559,622	$2,522,857	$3.67	1.1%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	Fair valued security. Securities are classified Level 3 based on the securities valuation inputs; see Note 1.
(5)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

LSE - London Stock Exchange

OTC - Over the Counter U.S.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Minerals	$14,676,482	$—	$—	$14,676,482
Forestry	—	—	0	0
Gold Mining	14,352,957	—	—	14,352,957
Metal-Copper	13,872,579	—	—	13,872,579
Oil Companies - Exploration & Production	35,696,989	—	—	35,696,989
Oil Companies - Integrated	68,552,786	—	—	68,552,786
Other Industries*	80,990,314	—	—	80,990,314
Equity Certificates	—	2,522,857	—	2,522,857
Repurchase Agreements	—	3,680,000	—	3,680,000

Total	$228,142,107	$6,202,857	$0	$234,344,964

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio

See Notes to Portfolio of Investments

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 62.6%
Aerospace/Defense - 0.3%

Boeing Co.	875	$60,918

Aerospace/Defense-Equipment - 0.1%

BE Aerospace, Inc.†	630	26,523

Applications Software - 2.1%

Check Point Software Technologies, Ltd.†	1,070	51,531
Microsoft Corp.	14,165	421,834

		473,365

Banks-Super Regional - 1.0%

Wells Fargo & Co.	6,695	231,178

Beverages-Non-alcoholic - 1.1%

PepsiCo, Inc.	3,610	255,480

Building-Residential/Commercial - 0.8%

D.R. Horton, Inc.	9,355	193,087

Cable/Satellite TV - 0.4%

Comcast Corp., Class A	2,370	84,775

Casino Hotels - 0.8%

Las Vegas Sands Corp.	4,205	194,986

Coffee - 0.4%

Green Mountain Coffee Roasters, Inc.†	3,670	87,163

Commercial Services-Finance - 0.6%

Global Payments, Inc.	200	8,366
Western Union Co.	6,880	125,354

		133,720

Computer Services - 0.7%

Accenture PLC, Class A	825	57,775
iGATE Corp.†	775	14,082
International Business Machines Corp.	445	92,315

		164,172

Computers - 3.5%

Apple, Inc.	1,200	800,712

Computers-Memory Devices - 1.5%

EMC Corp.†	12,470	340,057
NetApp, Inc.†	485	15,947

		356,004

Cosmetics & Toiletries - 0.9%

Procter & Gamble Co.	3,045	211,201

Distribution/Wholesale - 0.9%

Arrow Electronics, Inc.†	1,630	54,947
WESCO International, Inc.†	2,490	142,428

		197,375

Diversified Banking Institutions - 2.9%

Citigroup, Inc.	7,345	240,328
JPMorgan Chase & Co.	10,770	435,970

		676,298

Diversified Manufacturing Operations - 2.0%

Eaton Corp.	4,075	192,584
General Electric Co.	12,025	273,088

		465,672

E-Commerce/Products - 0.9%

eBay, Inc.†	4,335	209,857

E-Commerce/Services - 0.2%

IAC/InterActiveCorp	1,030	53,622

Electric-Integrated - 0.5%

NextEra Energy, Inc.	1,710	120,264

Enterprise Software/Service - 1.1%

Oracle Corp.	8,070	254,124

Finance-Credit Card - 0.6%

Discover Financial Services	3,330	132,301

Financial Guarantee Insurance - 0.3%

Assured Guaranty, Ltd.	5,860	79,813

Gas-Distribution - 0.4%

National Grid PLC ADR	1,460	80,826

Gold Mining - 1.1%

Barrick Gold Corp.	6,065	253,274

Hotel/Motels - 0.2%

Starwood Hotels & Resorts Worldwide, Inc.	940	54,482

Human Resources - 0.2%

Manpower, Inc.	980	36,064

Instruments-Controls - 0.3%

Honeywell International, Inc.	1,170	69,908

Insurance-Life/Health - 1.8%

Aflac, Inc.	8,785	420,626

Investment Management/Advisor Services - 1.5%

Ameriprise Financial, Inc.	1,295	73,413
BlackRock, Inc.	930	165,819
Waddell & Reed Financial, Inc., Class A	3,145	103,062

		342,294

Machinery-Construction & Mining - 0.9%

Joy Global, Inc.	3,590	201,255

Machinery-Farming - 0.3%

Deere & Co.	895	73,829

Machinery-Pumps - 0.7%

Flowserve Corp.	1,200	153,288

Medical Instruments - 0.9%

St. Jude Medical, Inc.	4,895	206,226

Medical Products - 0.5%

Covidien PLC	2,065	122,702

Medical-Biomedical/Gene - 1.4%

Amgen, Inc.	3,770	317,887

Medical-Drugs - 3.4%

AstraZeneca PLC ADR	2,765	132,333
Eli Lilly & Co.	5,520	261,703
Merck & Co., Inc.	8,855	399,361

		793,397

Medical-Generic Drugs - 0.9%

Teva Pharmaceutical Industries, Ltd. ADR	5,040	208,706

Medical-HMO - 1.1%

Cigna Corp.	2,040	96,227
UnitedHealth Group, Inc.	2,650	146,836

		243,063

Medical-Wholesale Drug Distribution - 0.4%

Cardinal Health, Inc.	2,435	94,892

Multimedia - 0.2%

Walt Disney Co.	1,000	52,280

Networking Products - 1.3%

Cisco Systems, Inc.	15,745	300,572

Oil & Gas Drilling - 1.2%

Noble Corp.	7,740	276,937

Oil Companies-Exploration & Production - 1.6%

Anadarko Petroleum Corp.	2,590	181,093
Whiting Petroleum Corp.†	4,005	189,757

		370,850

Oil Companies-Integrated - 3.6%

BP PLC ADR	4,355	184,478
Exxon Mobil Corp.	6,455	590,310
Petroleo Brasileiro SA ADR	2,905	66,640

		841,428

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†	1,100	61,677
National Oilwell Varco, Inc.	575	46,063

		107,740

Pharmacy Services - 0.3%

Express Scripts Holding Co.†	1,000	62,670

Retail-Apparel/Shoe - 0.4%

Express, Inc.†	2,000	29,640
Ross Stores, Inc.	800	51,680

		81,320

Retail-Auto Parts - 0.1%

Advance Auto Parts, Inc.	485	33,193

Retail-Bedding - 0.6%

Bed Bath & Beyond, Inc.†	2,050	129,150

Retail-Building Products - 1.3%

Home Depot, Inc.	680	41,051
Lowe’s Cos., Inc.	8,770	265,205

		306,256

Retail-Discount - 1.2%

Dollar General Corp.†	2,320	119,573
Wal-Mart Stores, Inc.	1,995	147,231

		266,804

Retail-Drug Store - 1.4%

CVS Caremark Corp.	4,040	195,617
Walgreen Co.	3,660	133,370

		328,987

Retail-Major Department Stores - 0.2%

Nordstrom, Inc.	895	49,386

Retail-Restaurants - 0.6%

McDonald’s Corp.	140	12,845
Starbucks Corp.	2,500	126,875

		139,720

Schools - 0.3%

ITT Educational Services, Inc.†	2,375	76,546

Semiconductor Components-Integrated Circuits - 1.3%

Analog Devices, Inc.	2,095	82,103
QUALCOMM, Inc.	3,625	226,526

		308,629

Telecommunication Equipment - 0.2%

Juniper Networks, Inc.†	3,305	56,549

Telephone-Integrated - 1.5%

AT&T, Inc.	9,055	341,374

Television - 0.7%

CBS Corp., Class B	4,290	155,856

Tobacco - 1.6%

Altria Group, Inc.	2,815	93,993
Philip Morris International, Inc.	3,080	277,015

		371,008

Toys - 0.3%

Mattel, Inc.	2,095	74,331

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	1,690	120,953

Vitamins & Nutrition Products - 0.4%

Herbalife, Ltd.	1,700	80,580

Web Portals/ISP - 1.7%

Google, Inc., Class A†	530	399,885

Total Common Stock (cost $12,902,993)		14,468,333

U.S. CORPORATE BONDS & NOTES - 5.0%
Airlines - 0.5%

Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	$27,360	30,506
Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	57,164
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	24,223	27,433

		115,103

Auto-Cars/Light Trucks - 0.2%

Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	39,599

Diversified Banking Institutions - 1.1%

Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	100,000	110,210
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	45,266
Morgan Stanley Senior Notes 5.45% due 01/09/2017	100,000	109,060

		264,536

Diversified Financial Services - 0.2%

General Electric Capital Corp. Senior Notes 4.80% due 05/01/2013	35,000	35,888

Electric-Integrated - 0.2%

Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	35,000	40,711
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/2018	10,000	12,004

		52,715

Finance-Credit Card - 0.0%

Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,353

Food-Misc./Diversified - 0.3%

Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	53,000	58,787

Insurance-Mutual - 0.4%

Liberty Mutual Insurance Co. Sub. Notes 7.88% due 10/15/2026*	75,000	92,201

Insurance-Property/Casualty - 0.3%

ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	50,000	71,625

Investment Management/Advisor Services - 0.1%

Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	15,000	18,114

Multimedia - 0.1%

News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	30,979

Real Estate Investment Trusts - 0.8%

Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	27,416
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	17,264
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	44,772
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,919
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	18,324
Simon Property Group LP Senior Notes 6.10% due 05/01/2016	55,000	63,451

		183,146

Telephone-Integrated - 0.4%

AT&T, Inc. Senior Notes 6.45% due 06/15/2034	40,000	52,146
AT&T, Inc. Senior Notes 6.80% due 05/15/2036	10,000	13,564
BellSouth Corp. Senior Notes 6.00% due 11/15/2034	5,000	5,726
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	20,000	24,177

		95,613

Transport-Services - 0.4%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	73,811	88,573

Total U.S. CORPORATE BONDS & NOTES (cost $992,592)		1,158,232

FOREIGN CORPORATE BONDS & NOTES - 0.2%
Steel-Producers - 0.2%

ArcelorMittal Senior Notes 5.38% due 06/01/2013 (cost $39,898)	40,000	41,021

U.S. GOVERNMENT AGENCIES - 16.8%
Federal Home Loan Mtg. Corp. - 6.4%

4.00% due 10/01/2041	300,000	322,453
4.50% due 02/01/2039	424,936	457,109
5.00% due 05/01/2038	60,628	65,887
5.00% due 11/01/2038	289,783	314,195
5.00% due 02/01/2039	85,651	92,866
5.50% due 01/01/2038	194,728	212,393

		1,464,903

Federal National Mtg. Assoc. - 6.3%

4.50% due October TBA	1,000,000	1,082,344
5.00% due 03/01/2019	157,467	171,703
5.00% due 04/01/2019	33,056	36,220
6.00% due 10/01/2041	150,000	165,609

		1,455,876

Government National Mtg. Assoc. - 3.9%

5.00% due 11/15/2034	88,924	98,752
5.00% due 11/15/2035	125,161	138,602
5.50% due 04/15/2034	107,316	119,943
6.00% due 10/01/2041	200,000	225,969
6.50% due 08/15/2023	618	713
6.50% due 09/15/2023	9,861	11,369
6.50% due 10/15/2023	1,122	1,293

6.50% due 11/15/2023	53,815	62,387
6.50% due 12/15/2023	77,475	89,834
6.50% due 09/15/2028	4,375	5,105
6.50% due 11/15/2028	14,444	17,045
6.50% due 10/15/2031	2,543	3,016
6.50% due 02/15/2035	50,794	58,502
7.00% due 01/15/2033	7,983	9,636
7.00% due 05/15/2033	47,877	57,789

		899,955

Sovereign Agency - 0.2%

Financing Corp. STRIPS
Series 12 zero coupon due 12/06/2013	25,000	24,821
Series 13 zero coupon due 12/27/2013	25,000	24,810

		49,631

Total U.S. Government Agencies (cost $3,710,135)		3,870,365

U.S. GOVERNMENT TREASURIES - 13.6%
United States Treasury Bonds - 2.7%

4.38% due 11/15/2039	130,000	171,824
4.38% due 05/15/2041	125,000	165,625
4.63% due 02/15/2040	210,000	288,225

		625,674

United States Treasury Notes - 10.9%

1.25% due 10/31/2015	300,000	308,414
1.63% due 08/15/2022	550,000	549,398
1.75% due 05/15/2022	325,000	329,570
2.00% due 02/15/2022	465,000	483,636
2.50% due 03/31/2015	175,000	184,694
3.13% due 05/15/2021	75,000	85,734
3.63% due 02/15/2020	20,000	23,569
3.88% due 05/15/2018	300,000	351,773
4.63% due 02/15/2017	175,000	205,940

		2,522,728

Total U.S. Government Treasuries (cost $2,868,381)		3,148,402

MUNICIPAL BONDS & NOTES - 0.6%

Illinois State Taxable-Pension Revenue Bonds 3.85% due 06/01/2013	65,000	66,330
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/2028	55,000	65,111

Total Municipal Bonds & Notes (cost $119,871)		131,441

Total Long-Term Investment Securities (cost $20,633,870)		22,817,794

REPURCHASE AGREEMENTS - 9.0%

Bank of America Securities LLC Joint Repurchase Agreement(1)	495,000	495,000
Barclays Capital PLC Joint Repurchase Agreement(1)	300,000	300,000
BNP Paribas SA Joint Repurchase Agreement(1)	300,000	300,000
Deutsche Bank AG Joint Repurchase Agreement(1)	260,000	260,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	400,000	400,000
UBS Securities LLC Joint Repurchase Agreement(1)	325,000	325,000

Total Repurchase Agreements (cost $2,080,000)		2,080,000

TOTAL INVESTMENTS (cost $22,713,870)(2)	107.8%	24,897,794
Liabilities in excess of other assets	(7.8)	(1,807,427)

NET ASSETS	100.0%	$23,090,367

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $150,988 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR —	American Depository Receipt
STRIPS —	Separate trading of registered interest and principal of securities.
TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Numberof Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
4	Short	U.S. Treasury 5 Year Note	December 2012	$496,642	$498,531	$(1,889)
2	Short	U.S. Treasury 10 Year Note	December 2012	265,797	266,969	(1,172)

						$(3,061)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,468,333	$—	$—	$14,468,333
U.S. Corporate Bonds & Notes:
Airlines	—	57,164	57,939	115,103
Transport-Services	—	—	88,573	88,573
Other Industries*	—	954,556	—	954,556
Foreign Corporate Bonds & Notes	—	41,021	—	41,021
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	1,464,903	—	1,464,903
Federal National Mtg. Assoc.	—	1,455,876	—	1,455,876
Other U.S. Government Agencies*	—	949,586	—	949,586
U.S. Government Treasuries:
United States Treasury Bonds	—	625,674	—	625,674
United States Treasury Notes	—	2,522,728	—	2,522,728
Municipal Bonds & Notes	—	131,441	—	131,441
Repurchase Agreements	—	2,080,000	—	2,080,000

Total	$14,468,333	$10,282,949	$146,512	$24,897,794

Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$3,061	$—	$—	$3,061

*	Sum of all other industries or U.S. government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or U.S. government agency classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - September 30, 2012 (unaudited)

Security Description	Shares/ Principal Amount(2)	Value (Note 1)
COMMON STOCK - 65.6%
Aerospace/Defense - 0.9%

Rolls-Royce Holdings PLC	14,207	$193,396

Airlines - 0.9%

Delta Air Lines, Inc.†	8,700	79,692
United Continental Holdings, Inc.†	6,100	118,950

		198,642

Apparel Manufacturers - 0.7%

VF Corp.	950	151,392

Applications Software - 0.7%

Intuit, Inc.	1,200	70,656
Salesforce.com, Inc.†	470	71,764

		142,420

Auto-Cars/Light Trucks - 0.6%

Hyundai Motor Co.	596	135,135

Auto-Heavy Duty Trucks - 0.7%

Volvo AB, Class B	10,522	147,527

Auto/Truck Parts & Equipment-Original - 0.5%

Tenneco, Inc.†	4,000	112,000

Banks-Commercial - 0.3%

Grupo Financiero Santander Mexico SAB de CV ADR†	5,100	69,870

Beverages-Wine/Spirits - 0.7%

Pernod-Ricard SA	1,317	147,764

Building Products-Cement - 0.1%

CRH PLC	708	13,628

Cable/Satellite TV - 0.9%

Liberty Global, Inc., Class A†	3,200	194,400

Casino Hotels - 0.9%

Sands China, Ltd.	50,000	186,354

Commercial Services - 0.4%

SGS SA	42	86,277

Commercial Services-Finance - 1.0%

Mastercard, Inc., Class A	460	207,681

Computer Aided Design - 0.7%

ANSYS, Inc.†	2,100	154,140

Computer Services - 0.7%

Accenture PLC, Class A	2,300	161,069

Computers - 2.9%

Apple, Inc.	940	627,224

Computers-Memory Devices - 0.4%

EMC Corp.†	3,209	87,509

Consulting Services - 0.5%

Bureau Veritas SA	978	100,442

Containers-Metal/Glass - 0.5%

Rexam PLC	15,676	110,089

Cruise Lines - 0.4%

Carnival Corp.	2,600	94,744

Data Processing/Management - 0.4%

Fiserv, Inc.†	1,100	81,433

Distribution/Wholesale - 0.4%

LKQ Corp.†	4,200	77,700

Diversified Banking Institutions - 1.7%

Bank of America Corp.	3,500	30,905
JPMorgan Chase & Co.	5,800	234,784
Mitsubishi UFJ Financial Group, Inc.	22,500	105,523

		371,212

Diversified Manufacturing Operations - 0.8%

Illinois Tool Works, Inc.	2,800	166,516

E-Commerce/Products - 1.3%

Amazon.com, Inc.†	1,115	283,567

Electric Products-Misc. - 0.8%

AMETEK, Inc.	4,900	173,705

Electronic Components-Semiconductors - 0.0%

Infineon Technologies AG	1,598	10,140

Electronic Measurement Instruments - 0.6%

Trimble Navigation, Ltd.†	2,700	128,682

Electronic Parts Distribution - 0.1%

Rexel SA	1,500	30,186

Electronics-Military - 0.1%

Safran SA	875	31,467

Enterprise Software/Service - 1.0%

MicroStrategy, Inc., Class A†	750	100,553
Oracle Corp.	3,531	111,191

		211,744

Food-Misc./Diversified - 1.0%

Danone SA	3,477	214,068

Gas-Distribution - 0.7%

National Grid PLC	14,393	158,742

Gas-Transportation - 0.8%

Snam SpA	38,009	168,510

Industrial Automated/Robotic - 0.9%

FANUC Corp.	1,190	191,827

Industrial Gases - 1.5%

Air Liquide SA	2,684	332,663

Insurance-Life/Health - 0.5%

China Pacific Insurance Group Co., Ltd., Class H	38,000	114,921

Insurance-Multi-line - 1.9%

AXA SA	14,906	222,006
XL Group PLC	8,200	197,046

		419,052

Insurance-Reinsurance - 1.1%

Swiss Re AG	3,778	242,828

Internet Application Software - 0.3%

Splunk, Inc.†	1,500	55,080

Internet Content-Information/News - 0.6%

LinkedIn Corp., Class A†	1,000	120,400

Medical-Biomedical/Gene - 3.0%

Arena Pharmaceuticals, Inc.†	9,100	75,712
Biogen Idec, Inc.†	800	119,384
Cubist Pharmaceuticals, Inc.†	1,800	85,824
Gilead Sciences, Inc.†	2,900	192,357
Regeneron Pharmaceuticals, Inc.†	700	106,862
Seattle Genetics, Inc.†	2,400	64,680

		644,819

Medical-Drugs - 2.9%

Alkermes PLC†	6,000	124,500
Bristol-Myers Squibb Co.	4,700	158,625
Merck & Co., Inc.	4,000	180,400

Pfizer, Inc.		6,900	171,465

			634,990

Medical-HMO - 0.9%

UnitedHealth Group, Inc.		3,499	193,880

Medical-Wholesale Drug Distribution - 1.0%

Cardinal Health, Inc.		1,700	66,249
McKesson Corp.		1,850	159,155

			225,404

Metal Processors & Fabrication - 1.6%

Assa Abloy AB, Class B		6,040	196,037
SKF AB, Class B		6,783	146,321

			342,358

Multimedia - 1.5%

Time Warner, Inc.		3,200	145,056
Walt Disney Co.		3,300	172,524

			317,580

Oil Companies-Exploration & Production - 2.3%

Anadarko Petroleum Corp.		4,100	286,672
Cobalt International Energy, Inc.†		2,500	55,675
Southwestern Energy Co.†		4,700	163,466

			505,813

Oil Companies-Integrated - 3.3%

BG Group PLC		11,250	227,081
BP PLC		30,019	211,592
Petroleo Brasileiro SA ADR		4,400	100,936
Repsol SA		8,690	168,511

			708,120

Paper & Related Products - 0.5%

International Paper Co.		2,900	105,328

Precious Metals - 0.7%

Umicore SA		3,011	157,383

Public Thoroughfares - 0.7%

Transurban Group		23,214	144,479

Real Estate Investment Trusts - 2.8%

Taubman Centers, Inc.		950	72,894
Unibail-Rodamco SE		1,518	302,554
Westfield Group		21,959	231,425

			606,873

Real Estate Management/Services - 0.6%

BR Malls Participacoes SA		9,000	124,972

Real Estate Operations & Development - 1.7%

Daito Trust Construction Co., Ltd.		2,380	239,403
Mitsui Fudosan Co., Ltd.		6,000	120,169

			359,572

Rental Auto/Equipment - 0.6%

Hertz Global Holdings, Inc.†		9,600	131,808

Retail-Auto Parts - 1.0%

AutoZone, Inc.†		595	219,954

Retail-Automobile - 0.6%

CarMax, Inc.†		4,900	138,670

Retail-Building Products - 0.8%

Lowe’s Cos., Inc.		6,000	181,440

Retail-Convenience Store - 0.6%

FamilyMart Co., Ltd.		2,600	127,934

Retail-Restaurants - 1.9%

Tim Hortons, Inc.		4,050	210,760
Yum! Brands, Inc.		3,100	205,654

			416,414

Rubber-Tires - 0.3%

Continental AG		580	56,794

Semiconductor Components-Integrated Circuits - 0.9%

Taiwan Semiconductor Manufacturing Co., Ltd.		66,000	202,187

Telephone-Integrated - 0.5%

Telefonica SA		7,897	105,286

Therapeutics - 0.3%

Onyx Pharmaceuticals, Inc.†		700	59,150

Tobacco - 1.5%

ITC, Ltd. GDR		5,668	29,162
Lorillard, Inc.		1,600	186,320
Philip Morris International, Inc.		1,200	107,928

			323,410

Toys - 0.2%

Hasbro, Inc.		1,100	41,987

Transport-Rail - 0.8%

Canadian National Railway Co.		2,050	181,395

Web Portals/ISP - 0.2%

Yandex NV, Class A†		2,100	50,631

Total Common Stock
(cost $12,706,629)			14,214,777

ASSET BACKED SECURITIES - 0.0%
Diversified Financial Services - 0.0%

Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/2038(1) (cost $1,345)		$1,353	1,353

FOREIGN CORPORATE BONDS & NOTES - 0.5%
Banks-Special Purpose - 0.5%

Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/2013	EUR	75,000	100,571

Containers-Metal/Glass - 0.0%

Consumers International, Inc. Escrow Notes 10.25% due 04/01/2005†(3)(4)		50,000	0

Total Foreign Corporate Bonds & Notes
(cost $104,957)			100,571

FOREIGN GOVERNMENT AGENCIES - 26.2%
Sovereign - 26.2%

Federal Republic of Germany Bonds 1.75% due 07/04/2022	EUR	15,000	19,878

Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	5,000	6,790
Government of Australia Senior Notes 5.50% due 12/15/2013	AUD	200,000	214,495
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	160,000	202,821
Government of Australia Senior Notes 6.00% due 02/15/2017	AUD	180,000	214,027
Government of Canada Bonds 1.50% due 11/01/2013	CAD	35,000	35,767
Government of Canada Bonds 1.50% due 03/01/2017	CAD	165,000	169,458
Government of Canada Bonds 2.25% due 08/01/2014	CAD	120,000	124,655
Government of Canada Bonds 2.75% due 06/01/2022	CAD	55,000	60,953
Government of Canada Bonds 4.00% due 06/01/2041	CAD	10,000	13,712
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	135,750
Government of Finland Senior Bonds 4.38% due 07/04/2019	EUR	10,000	15,536
Government of France Bonds 3.00% due 04/25/2022	EUR	30,000	41,262
Government of France Bonds 4.50% due 04/25/2041	EUR	10,000	16,028
Government of France Bonds 5.00% due 10/25/2016	EUR	55,000	82,912
Government of Japan Senior Bonds 0.60% due 03/20/2016	JPY	11,050,000	143,941
Government of Japan Senior Bonds 0.70% due 12/20/2013	JPY	7,300,000	94,216
Government of Japan Senior Bonds 1.10% due 03/20/2021	JPY	800,000	10,662
Government of Japan Senior Bonds 1.30% due 12/20/2018	JPY	950,000	12,909
Government of Japan Senior Bonds 1.40% due 09/20/2019	JPY	850,000	11,622
Government of Japan Senior Bonds 2.10% due 12/20/2027	JPY	8,300,000	117,421
Government of Japan Senior Bonds 2.20% due 09/20/2028	JPY	2,850,000	40,686
Government of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	160,549
Kingdom of Belgium Bonds 3.75% due 09/28/2020	EUR	30,000	43,047
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	540,000	109,348
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	470,000	121,245
Kingdom of Denmark Bonds 7.00% due 11/10/2024	DKK	565,000	156,753
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	10,000	16,628
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	310,000	61,752
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	740,000	144,988
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	800,000	163,452
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	820,000	156,231
Kingdom of Spain Bonds 3.15% due 01/31/2016	EUR	15,000	18,564
Kingdom of Spain Bonds 4.90% due 07/30/2040	EUR	10,000	9,895
Kingdom of Spain Bonds 5.50% due 04/30/2021	EUR	10,000	12,484
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	20,000	25,474
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	150,000	24,621
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	200,000	35,978
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	90,000	17,751
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	710,000	122,170

Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	1,325,000	258,465
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	525,000	87,546
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	22,138
Republic of Poland Bonds 5.00% due 04/25/2016	PLN	350,000	112,255
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	515,000	174,177
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	10,000	8,566
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	300,000	281,738
Republic of Singapore Senior Notes 3.63% due 07/01/2014	SGD	510,000	439,963
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	775,000	74,243
Republic of South Africa Senior Notes 8.25% due 09/15/2017	ZAR	2,000,000	264,233
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	1,000,000	150,443
Societe Financement de l’Economie Francaise Government Liquidated Guar. Notes 3.38% due 05/05/2014*		100,000	104,520
United Mexican States Bonds 7.50% due 06/03/2027	MXN	3,226,000	289,594
United Mexican States Bonds 8.00% due 12/17/2015	MXN	2,470,300	209,762

Total Foreign Government Agencies (cost $5,254,730)			5,664,074

FOREIGN GOVERNMENT TREASURIES - 3.1%
Sovereign - 3.1%

Italy Buoni Poliennali Del Tesoro Bonds 3.00% due 04/15/2015	EUR	30,000	38,686
Italy Buoni Poliennali Del Tesoro Bonds 3.50% due 06/01/2014	EUR	20,000	26,175
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/2019	EUR	20,000	25,910
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	25,000	28,788
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	15,000	24,549
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	105,000	178,640
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/2014	GBP	30,000	49,868
United Kingdom Gilt Treasury Bonds 4.00% due 03/07/2022	GBP	10,000	19,655
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	40,000	81,005
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	28,000	56,763
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	64,483
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	75,136

Total Foreign Government Treasuries
(cost $608,039)			669,658

U.S. GOVERNMENT TREASURIES - 0.5%
United States Treasury Bonds - 0.3%

4.25% due 05/15/2039		25,000	32,394
4.50% due 05/15/2038		30,000	40,252

			72,646

United States Treasury Notes - 0.2%

0.88% due 12/31/2016		25,000	25,391
1.88% due 02/28/2014		10,000	10,233

			35,624

Total U.S. Government Treasuries
(cost $95,042)			108,270

Total Long-Term Investment Securities
(cost $18,770,742)			20,758,703

REPURCHASE AGREEMENTS - 3.1%

Bank of America Securities LLC Joint Repurchase Agreement(5)		170,000	170,000

Barclays Capital PLC Joint Repurchase Agreement(5)	95,000	95,000
BNP Paribas SA Joint Repurchase Agreement(5)	95,000	95,000
Deutsche Bank AG Joint Repurchase Agreement(5)	85,000	85,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	130,000	130,000
UBS Securities LLC Joint Repurchase Agreement(5)	105,000	105,000

Total Repurchase Agreements
(cost $680,000)		680,000

TOTAL INVESTMENTS
(cost $19,450,742)(6)	99.0%	21,438,703
Other assets less liabilities	1.0	212,524

NET ASSETS	100.0%	$21,651,227

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2012, the aggregate value of these securities was $143,286 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Denominated in United States dollars unless otherwise indicated.
(3)	Illiquid security. At September 30, 2012, the aggregate value of these securities was $0 representing 0% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2012	Unrealized Appreciation (Depreciation)
13	Long	Euro Stoxx 50 Index	December 2012	$331,272	$319,150	$(15,578)
3	Short	U.S. Treasury 5 Year Note	December 2012	372,481	373,898	(1,417)
1	Short	U.S. Treasury 10 Year Note	December 2012	132,898	133,484	(586)

						$(17,581)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	BRL	240,000	USD	117,422	10/18/2012	$—	$(719)
	CAD	8,000	USD	8,111	10/31/2012	—	(21)
	ILS	850,000	USD	217,202	10/31/2012	527	—
	USD	8,264	AUD	8,000	10/31/2012	14	—
	USD	7,125	CAD	7,000	10/31/2012	—	(9)
	USD	6,907	DKK	40,000	10/31/2012	—	(8)

						541	(757)

Bank of Montreal	GBP	5,000	USD	8,121	10/31/2012	48	—
	USD	8,190	CAD	8,000	10/31/2012	—	(57)

						48	(57)

Barclays Bank PLC	EUR	15,000	USD	19,292	10/31/2012	11	—
	GBP	420,000	USD	682,128	10/31/2012	3,971	—
	HKD	753,000	USD	97,112	10/18/2012	1	—
	JPY	8,300,000	USD	106,334	10/18/2012	—	(36)
	KRW	121,440,000	USD	106,901	10/18/2012	—	(2,286)
	SEK	4,317,000	USD	659,009	10/31/2012	2,367	—
	TWD	996,000	USD	33,183	10/18/2012	—	(795)
	USD	96,744	CNY	615,000	10/18/2012	1,043	—
	USD	46,471	INR	2,640,000	10/18/2012	3,431	—
	USD	133,516	JPY	10,564,000	10/18/2012	1,869	—
	USD	253,192	KRW	294,640,000	10/18/2012	11,721	—
	USD	62,747	MYR	200,000	10/18/2012	2,609	—
	USD	25,931	AUD	25,000	10/31/2012	—	(63)
	USD	7,166	CAD	7,000	10/31/2012	—	(50)
	USD	72,891	DKK	422,000	10/31/2012	—	(111)
	USD	39,098	JPY	3,047,000	10/31/2012	—	(45)
	USD	222,554	NOK	1,276,000	10/31/2012	—	(61)
	USD	23,716	PLN	76,000	10/31/2012	—	(78)
	USD	275,895	SEK	1,808,000	10/31/2012	—	(888)
	USD	28,566	SGD	35,000	10/31/2012	—	(47)

						27,023	(4,460)

Citibank N.A.	AUD	715,000	USD	744,572	10/31/2012	4,736	—
	GBP	8,000	USD	12,918	10/31/2012	1	—
	JPY	500,000	USD	6,426	10/31/2012	17	—
	SGD	943,000	USD	767,909	10/31/2012	—	(478)
	USD	13,443	AUD	13,000	10/31/2012	9	—
	USD	32,290	GBP	20,000	10/31/2012	4	—
	USD	6,998	NOK	40,000	10/31/2012	—	(23)

						4,767	(501)

Commonwealth Bank of Australia	USD	51,636	NZD	63,000	10/31/2012	480	—

Credit Suisse London Branch	JPY	36,269,000	USD	465,041	10/31/2012	181	—
	SEK	770,000	USD	113,060	10/18/2012	—	(4,106)
	USD	16,835	JPY	1,313,000	10/31/2012	—	(7)

						181	(4,113)

Deutsche Bank AG London	CAD	230,000	USD	230,206	10/18/2012	—	(3,664)
	CNY	335,000	USD	53,061	01/08/2013	165	—
	CNY	650,000	USD	103,792	05/14/2013	2,085	—
	EUR	600,000	USD	734,826	10/18/2012	—	(36,325)
	GBP	90,000	USD	145,676	10/18/2012	351	—
	JPY	500,000	USD	6,428	10/31/2012	20	—
	USD	112,556	CHF	110,000	10/18/2012	4,437	—
	USD	45,112	RUB	1,486,000	10/18/2012	2,403	—
	USD	158,457	SGD	200,000	10/18/2012	4,512	—
	USD	124,617	ZAR	1,035,000	10/18/2012	—	(536)
	USD	7,226	AUD	7,000	10/31/2012	17	—
	USD	198,467	CNY	1,275,000	05/14/2013	1,036	—

						15,026	(40,525)

Goldman Sachs International	BRL	84,000	USD	41,367	10/02/2012	—	(68)
	CAD	7,000	USD	7,098	10/31/2012	—	(18)
	DKK	2,775,000	USD	482,462	10/31/2012	3,873	—
	JPY	300,000	USD	3,857	10/31/2012	12	—
	USD	40,828	BRL	84,000	10/02/2012	607	—
	USD	12,431	AUD	12,000	10/31/2012	—	(15)
	USD	33,518	CAD	33,000	10/31/2012	28	—
	USD	122,164	MXN	1,577,000	10/31/2012	1	—

						4,521	(101)

HBSC Bank USA	USD	24,079	BRL	50,000	10/18/2012	534	—

JPMorgan Chase Bank	AUD	15,000	USD	15,529	10/31/2012	8	—
	CAD	18,000	USD	18,287	10/31/2012	—	(11)
	CNY	625,000	USD	100,160	05/14/2013	2,365	—
	CNY	623,000	USD	100,464	10/15/2013	3,772	—
	CNY	625,000	USD	101,604	04/23/2014	5,609	—
	JPY	1,600,000	USD	20,590	10/31/2012	83	—
	MXN	8,127,000	USD	631,493	10/31/2012	1,921	—
	SEK	3,320,000	USD	470,522	10/18/2012	—	(34,662)
	USD	15,721	CNY	100,000	10/18/2012	179	—
	USD	202,952	GBP	130,000	10/18/2012	6,961	—
	USD	241,550	ILS	965,000	10/18/2012	4,583	—
	USD	160,978	JPY	12,600,000	10/18/2012	499	—
	USD	26,863	AUD	26,000	10/31/2012	40	—
	USD	46,313	EUR	36,000	10/31/2012	—	(38)
	USD	6,444	JPY	500,000	10/31/2012	—	(36)
	USD	7,175	KRW	8,061,000	10/31/2012	68	—
	USD	20,980	MXN	270,000	10/31/2012	—	(64)
	USD	7,581	SEK	50,000	10/31/2012	25	—
	USD	54,783	CNY	335,000	01/08/2013	—	(1,887)
	USD	98,889	CNY	623,000	10/15/2013	—	(2,197)
	USD	103,220	CNY	625,000	04/23/2014	—	(7,225)
	ZAR	4,148,000	USD	497,644	10/31/2012	1,250	—

						27,363	(46,120)

Morgan Stanley and Co. International PLC	NOK	4,320,000	USD	754,691	10/31/2012	1,422	—
	USD	120,366	NOK	689,000	10/31/2012	—	(227)
	USD	6,582	NZD	8,000	10/31/2012	36	—

						1,458	(227)

Royal Bank of Canada	CAD	565,000	USD	576,922	10/31/2012	2,571	—
	JPY	300,000	USD	3,857	10/31/2012	12	—
	USD	384,800	CAD	392,000	10/18/2012	13,796	—
	USD	114,303	MXN	1,540,000	10/18/2012	5,150	—
	USD	44,924	CAD	44,000	10/31/2012	—	(195)

						21,529	(195)

Standard Chartered Bank	USD	7,098	INR	380,000	10/31/2012	67	—

UBS AG	AUD	225,000	USD	229,336	10/18/2012	—	(3,748)
	BRL	84,000	USD	41,373	10/02/2012	—	(62)
	CHF	82,000	USD	83,416	10/18/2012	—	(3,797)
	EUR	445,000	USD	576,149	10/31/2012	4,139	—
	NZD	10,000	USD	8,193	10/31/2012	—	(80)
	PLN	1,548,000	USD	483,820	10/31/2012	2,346	—
	USD	41,367	BRL	84,000	10/02/2012	68	—
	USD	135,104	EUR	105,000	10/18/2012	—	(152)
	USD	18,126	EUR	14,000	10/31/2012	—	(130)
	USD	5,764	NZD	7,000	10/31/2012	27	—
	USD	41,185	BRL	84,000	11/05/2012	69	—

						6,649	(7,969)

Westpac Banking Corp.	USD	385,394	AUD	378,000	10/18/2012	6,186	—
	USD	202,953	GBP	130,000	10/18/2012	6,960	—

						13,146	—

Net Unrealized Appreciation (Depreciation)						$123,333	$(105,025)

AUD - Australian Dollar	GBP - British Pound Sterling	NZD - New Zealand Dollar
BRL - Brazilian Real	HKD - Hong Kong Dollar	PLN - Polish Zloty
CAD - Canadian Dollar	ILS - Israeli Shekel	RUB - Russian Ruble
CHF - Swiss Franc	INR - Indian Rupee	SEK - Swedish Krona
CNY - Yuan (Chinese) Renminbi	JPY - Japanese Yen	SGD - Singapore Dollar
DKK - Danish Krone	KRW - South Korean Won	TWD - Taiwan Dollar
EUR - Euro	MXN - Mexican Peso	USD - United States Dollar
	MYR - Malaysian Ringgit	ZAR - South African Rand
NOK - Norwegian Krone

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,214,777	$—	$—	$14,214,777
Asset Backed Securities	—	1,353	—	1,353
Foreign Corporate Bonds & Notes:
Banks-Special Purpose	—	100,571	—	100,571
Containers-Metal/Glass	—	—	0	0
Foreign Government Agencies	—	5,664,074	—	5,664,074
Foreign Government Treasuries	—	669,658	—	669,658
U.S. Government Treasuries	—	108,270	—	108,270
Repurchase Agreements	—	680,000	—	680,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts-Appreciation	—	123,333	—	123,333

Total	$14,214,777	$7,347,259	$0	$21,562,036

Liabilities:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$17,581	$—	$—	$17,581
Open Forward Foreign Currency Contracts-Depreciation	—	105,025	—	105,025

Total	$17,581	$105,025	$—	$122,606

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of September 30, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, each Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2 or Level 3 depending on the observability of inputs. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2 or Level 3 depending on the availability of market activity and/or observable market data.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Portfolios’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of September 30, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	7.64%	$9,390,000
Growth and Income	0.27	330,000
Growth	2.88	3,540,000
Capital Appreciation	5.62	6,910,000
Natural Resources	0.72	880,000
Multi-Asset	0.40	495,000
Strategic Multi-Asset	0.14	170,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.12% per annum, with a principal amount of $122,920,000, a repurchase price of $122,921,229, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	7/15/2014	$124,322,000	$125,927,928

As of September 30, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	7.64%	$5,725,000
Growth and Income	0.25	190,000
Growth	2.87	2,155,000
Capital Appreciation	5.62	4,215,000
Natural Resources	0.71	530,000
Multi-Asset	0.40	300,000
Strategic Multi-Asset	0.13	95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated September 28, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $74,965,000, a repurchase price of $74,966,249, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	4.50%	8/15/2039	$56,302,000	$76,249,236

As of September 30, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	7.64%	$5,725,000
Growth and Income	0.25	190,000
Growth	2.87	2,155,000
Capital Appreciation	5.62	4,215,000
Natural Resources	0.71	530,000
Multi-Asset	0.40	300,000
Strategic Multi-Asset	0.13	95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 28, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $74,965,000, a repurchase price of $74,966,125, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S Treasury Notes	0.38%	7/31/2013	$76,404,500	$76,573,354

As of September 30, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	7.64%	$5,010,000
Growth and Income	0.25	165,000
Growth	2.87	1,885,000
Capital Appreciation	5.62	3,685,000
Natural Resources	0.70	460,000
Multi-Asset	0.40	260,000
Strategic Multi-Asset	0.13	85,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 28, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $65,600,000, a repurchase price of $65,600,765, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.25%	3/15/2014	$65,972,000	$66,972,795

As of September 30, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	7.64%	$7,635,000
Growth and Income	0.26	255,000
Growth	2.88	2,875,000
Capital Appreciation	5.62	5,620,000
Natural Resources	0.71	705,000
Multi-Asset	0.40	400,000
Strategic Multi-Asset	0.13	130,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated September 28, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $99,960,000, a repurchase price of $99,961,666, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	12/31/2013	$100,041,000	$102,014,809

As of September 30, 2012, the Portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	7.64%	$6,215,000
Growth and Income	0.25	205,000
Growth	2.87	2,335,000
Capital Appreciation	5.62	4,570,000
Natural Resources	0.71	575,000
Multi-Asset	0.40	325,000
Strategic Multi-Asset	0.13	105,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated September 28, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $81,325,000, a repurchase price of $81,326,220, and a maturity date of October 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.38%	9/30/2014	$78,952,100	$83,227,356

Note 3. Derivative Instruments

The following tables represent the value of derivatives held as of September 30, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of September 30, 2012, please refer to the Portfolio of Investments.

The following tables present the value of derivatives held as of September 30, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of September 30, 2012, please refer to the Portfolio of Investments.

	Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$94

(1)	The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $670,191.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(3,061) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(5)	$—	$7,479
Interest rate contracts
Futures contracts (variation margin)(3)(5)	—	78
Foreign exchange contracts(4)	123,333	(105,025)

	$123,333	$(97,468)

(1)	The Portfolio's derivative contracts held during the period ended September 30, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $295,639
(3)	The average value outstanding for interest rate futures contracts was $540,945
(4)	The average notional amount outstanding for forward foreign currency contracts was $14,400,670.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(17,581) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended September 30, 2012, the Strategic Multi-Asset Portfolio used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and enhance total return. As of September 30, 2012, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended September 30, 2012, the Multi-Asset Portfolio and Strategic Multi-Asset Portfolio used futures contracts to increase or decrease exposure to equity or bond markets and to manage duration and yield curve positioning. As of September 30, 2012, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures are generally exchange-traded.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended September 30, 2012, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in the value of the Portfolio’s securities. As of September 30, 2012, none of the Portfolios had open option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the period ending September 30, 2012, none of the Portfolios had transactions in options written.

Note 4. Federal Income Taxes

As of September 30, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$63,994,732	$(378,607)	$63,616,125	$1,266,971,061
Asset Allocation	27,707,103	(3,803,153)	23,903,950	198,314,256
Growth and Income	2,026,809	(310,096)	1,716,713	28,990,753
Growth	35,647,283	(10,656,773)	24,990,510	361,177,144
Capital Appreciation	232,360,758	(18,776,732)	213,584,026	884,012,922
Natural Resources	14,713,958	(29,067,156)	(14,353,198)	248,698,162
Multi-Asset	1,978,746	(256,293)	1,722,453	23,175,341
Strategic Multi-Asset	1,970,095	(187,345)	1,782,750	19,655,953

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	November 28, 2012

BY:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	November 28, 2012